UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Small Cap Index Fund

July 31, 2014

1.883104.102

SSP-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	41,779	$ 768,316
Cooper Tire & Rubber Co.	38,556	1,113,883
Cooper-Standard Holding, Inc. (a)	8,149	505,238
Dana Holding Corp.	94,838	2,122,474
Dorman Products, Inc. (a)(d)	16,092	698,071
Drew Industries, Inc.	14,567	655,515
Federal-Mogul Corp. Class A (a)	17,165	273,610
Fox Factory Holding Corp.	6,654	99,012
Fuel Systems Solutions, Inc. (a)	8,434	88,557
Gentherm, Inc. (a)	21,436	897,097
Modine Manufacturing Co. (a)	28,382	390,820
Motorcar Parts of America, Inc. (a)	8,982	199,939
Remy International, Inc.	8,504	188,619
Shiloh Industries, Inc. (a)	4,943	84,031
Spartan Motors, Inc.	20,525	88,258
Standard Motor Products, Inc.	11,792	425,102
Stoneridge, Inc. (a)	16,819	184,504
Strattec Security Corp.	2,065	129,744
Superior Industries International, Inc.	14,062	263,100
Tenneco, Inc. (a)	36,734	2,339,956
Tower International, Inc. (a)	12,267	386,411
		11,902,257
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	16,221	381,194
Distributors - 0.2%
Core-Mark Holding Co., Inc.	13,858	654,098
Pool Corp.	27,208	1,489,910
VOXX International Corp. (a)	11,595	114,906
Weyco Group, Inc.	3,931	102,049
		2,360,963
Diversified Consumer Services - 1.1%
2U, Inc. (d)	6,110	85,907
American Public Education, Inc. (a)	10,407	371,530
Ascent Capital Group, Inc. (a)	8,693	538,792
Bridgepoint Education, Inc. (a)	9,833	118,094
Bright Horizons Family Solutions, Inc. (a)	18,275	759,692
Capella Education Co.	6,508	416,252
Career Education Corp. (a)	40,031	204,558
Carriage Services, Inc.	9,525	153,638
Chegg, Inc.	43,865	282,052
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Collectors Universe, Inc.	4,108	$ 82,242
Education Management Corp. (a)(d)	12,654	16,324
Grand Canyon Education, Inc. (a)	28,434	1,222,662
Houghton Mifflin Harcourt Co.	66,182	1,158,847
ITT Educational Services, Inc. (a)(d)	13,917	198,039
K12, Inc. (a)(d)	20,477	477,319
Liberty Tax, Inc. (a)	2,269	79,665
LifeLock, Inc. (a)(d)	47,930	665,268
Matthews International Corp. Class A	17,764	772,556
Regis Corp.	25,992	362,069
Sotheby's Class A (Ltd. vtg.)	37,025	1,468,041
Steiner Leisure Ltd. (a)	8,756	349,452
Strayer Education, Inc. (a)	6,457	334,602
Universal Technical Institute, Inc.	12,839	153,683
Weight Watchers International, Inc. (d)	16,487	357,603
		10,628,887
Hotels, Restaurants & Leisure - 2.8%
Belmond Ltd. Class A (a)	58,980	731,352
Biglari Holdings, Inc. (d)	900	382,509
BJ's Restaurants, Inc. (a)(d)	14,106	483,413
Bloomin' Brands, Inc. (a)	46,853	917,850
Bob Evans Farms, Inc. (d)	15,068	715,881
Boyd Gaming Corp. (a)(d)	46,175	507,925
Bravo Brio Restaurant Group, Inc. (a)	11,409	169,994
Buffalo Wild Wings, Inc. (a)	11,441	1,662,606
Caesars Acquisition Co. (a)(d)	27,219	313,019
Caesars Entertainment Corp. (a)(d)	30,532	488,512
Carrols Restaurant Group, Inc. (a)	20,967	157,462
Churchill Downs, Inc.	7,997	691,741
Chuy's Holdings, Inc. (a)(d)	9,791	280,512
ClubCorp Holdings, Inc.	13,042	220,540
Cracker Barrel Old Country Store, Inc.	11,610	1,125,706
Del Frisco's Restaurant Group, Inc. (a)	14,072	300,015
Denny's Corp. (a)	54,784	375,270
Diamond Resorts International, Inc.	21,066	525,807
DineEquity, Inc.	9,912	803,368
Einstein Noah Restaurant Group, Inc.	6,618	100,130
Empire Resorts, Inc. (a)	8,984	43,393
Famous Dave's of America, Inc. (a)(d)	2,785	69,430
Fiesta Restaurant Group, Inc. (a)	16,337	741,373
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Ignite Restaurant Group, Inc. (a)(d)	4,521	$ 58,095
International Speedway Corp. Class A	17,254	523,141
Interval Leisure Group, Inc.	23,653	500,971
Intrawest Resorts Holdings, Inc.	8,003	90,194
Isle of Capri Casinos, Inc. (a)	12,900	102,039
Jack in the Box, Inc.	24,230	1,385,714
Jamba, Inc. (a)(d)	10,238	122,037
Krispy Kreme Doughnuts, Inc. (a)(d)	38,795	593,951
La Quinta Holdings, Inc.	26,369	495,474
Life Time Fitness, Inc. (a)(d)	24,746	973,755
Marcus Corp.	10,673	188,592
Marriott Vacations Worldwide Corp. (a)	17,213	990,608
Monarch Casino & Resort, Inc. (a)	5,663	70,674
Morgans Hotel Group Co. (a)	17,389	129,548
Multimedia Games Holding Co., Inc. (a)	17,634	425,332
Nathan's Famous, Inc. (a)	1,872	93,057
Noodles & Co. (a)	6,447	181,161
Papa John's International, Inc.	18,232	760,092
Papa Murphy's Holdings, Inc. (d)	3,474	28,626
Penn National Gaming, Inc. (a)	46,803	490,495
Pinnacle Entertainment, Inc. (a)	36,230	789,814
Popeyes Louisiana Kitchen, Inc. (a)	14,084	567,585
Potbelly Corp.	8,897	103,116
Red Robin Gourmet Burgers, Inc. (a)	8,510	547,704
Ruby Tuesday, Inc. (a)	36,589	219,900
Ruth's Hospitality Group, Inc.	21,454	243,503
Scientific Games Corp. Class A (a)(d)	30,184	257,771
Sonic Corp. (a)	32,365	668,337
Speedway Motorsports, Inc.	6,933	120,912
Texas Roadhouse, Inc. Class A	42,517	1,057,823
The Cheesecake Factory, Inc.	30,196	1,294,804
Vail Resorts, Inc.	21,873	1,651,412
Zoe's Kitchen, Inc. (d)	3,474	100,781
		27,634,826
Household Durables - 1.1%
Beazer Homes U.S.A., Inc. (a)	15,913	244,265
Cavco Industries, Inc. (a)	5,574	397,928
CSS Industries, Inc.	5,535	136,659
Dixie Group, Inc. (a)(d)	8,915	74,797
Ethan Allen Interiors, Inc. (d)	15,033	344,556
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Flexsteel Industries, Inc.	2,913	$ 88,147
Helen of Troy Ltd. (a)	17,332	929,515
Hovnanian Enterprises, Inc. Class A (a)(d)	69,526	278,104
Installed Building Products, Inc. (a)	5,102	56,530
iRobot Corp. (a)(d)	17,555	568,255
KB Home	51,142	833,615
La-Z-Boy, Inc.	32,157	676,583
LGI Homes, Inc.	8,514	154,870
Libbey, Inc. (a)	12,790	333,052
Lifetime Brands, Inc.	6,232	105,944
M.D.C. Holdings, Inc.	23,250	627,053
M/I Homes, Inc. (a)(d)	14,570	299,851
Meritage Homes Corp. (a)	23,824	912,459
NACCO Industries, Inc. Class A	2,894	138,015
New Home Co. LLC (a)	5,050	65,701
Ryland Group, Inc. (d)	28,592	917,803
Skullcandy, Inc. (a)	11,872	80,255
Standard Pacific Corp. (a)(d)	86,208	650,008
TRI Pointe Homes, Inc. (a)	88,357	1,193,703
Turtle Beach Corp. (a)	4,176	33,784
UCP, Inc.	4,657	58,073
Universal Electronics, Inc. (a)	9,476	451,342
WCI Communities, Inc.	6,982	120,021
William Lyon Homes, Inc. (a)	10,449	257,254
		11,028,142
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	14,799	75,771
Blue Nile, Inc. (a)(d)	7,213	185,735
Coupons.com, Inc. (a)(d)	7,185	147,508
FTD Companies, Inc. (a)(d)	11,857	390,570
Gaiam, Inc. Class A (a)	8,932	58,773
HSN, Inc.	20,196	1,128,754
Lands' End, Inc. (a)	9,814	345,355
NutriSystem, Inc.	17,142	275,129
Orbitz Worldwide, Inc. (a)	30,724	271,907
Overstock.com, Inc. (a)	6,912	112,320
PetMed Express, Inc. (d)	12,023	164,715
RetailMeNot, Inc. (d)	18,336	448,499
Shutterfly, Inc. (a)(d)	23,347	1,151,474
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ValueVision Media, Inc. Class A (a)	25,428	$ 116,460
Vitacost.com, Inc. (a)	13,157	104,993
		4,977,963
Leisure Products - 0.5%
Arctic Cat, Inc.	7,680	273,408
Black Diamond, Inc. (a)(d)	13,540	118,881
Brunswick Corp.	56,068	2,261,222
Callaway Golf Co. (d)	46,168	350,877
Escalade, Inc.	5,898	93,778
JAKKS Pacific, Inc. (d)	11,111	69,333
Johnson Outdoors, Inc. Class A	2,975	68,604
Leapfrog Enterprises, Inc. Class A (a)(d)	38,883	280,735
Malibu Boats, Inc. Class A (a)	4,253	81,870
Marine Products Corp.	6,313	53,597
Nautilus, Inc. (a)	18,630	185,555
Smith & Wesson Holding Corp. (a)(d)	32,721	404,104
Sturm, Ruger & Co., Inc. (d)	11,552	577,138
		4,819,102
Media - 1.4%
A.H. Belo Corp. Class A	11,197	118,128
AMC Entertainment Hld, Inc. Class A	12,537	283,838
Carmike Cinemas, Inc. (a)	13,704	430,854
Central European Media Enterprises Ltd. Class A (a)(d)	42,019	110,090
Crown Media Holdings, Inc. Class A (a)	20,582	69,567
Cumulus Media, Inc. Class A (a)	80,731	418,187
Daily Journal Corp. (a)(d)	644	108,611
Dex Media, Inc. (a)(d)	8,851	113,204
E.W. Scripps Co. Class A (a)	18,588	402,988
Entercom Communications Corp. Class A (a)	14,705	138,962
Entravision Communication Corp. Class A	34,435	192,492
Eros International PLC (a)(d)	13,117	192,426
Global Sources Ltd. (a)	10,581	78,088
Gray Television, Inc. (a)(d)	29,508	359,407
Harte-Hanks, Inc.	29,317	192,320
Hemisphere Media Group, Inc. (a)(d)	4,978	57,595
Journal Communications, Inc. Class A (a)	26,693	290,420
Lee Enterprises, Inc. (a)	31,916	121,281
Loral Space & Communications Ltd. (a)	7,803	564,157
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	17,802	80,287
MDC Partners, Inc. Class A (sub. vtg.)	25,290	530,920
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Media General, Inc. Class A (a)(d)	32,392	$ 653,023
Meredith Corp.	21,935	1,007,255
National CineMedia, Inc.	36,228	581,822
New Media Investment Group, Inc. (d)	17,874	269,182
Nexstar Broadcasting Group, Inc. Class A	18,570	865,176
Radio One, Inc. Class D (non-vtg.) (a)(d)	13,761	60,136
ReachLocal, Inc. (a)(d)	7,875	50,400
Reading International, Inc. Class A (a)	10,289	82,621
Rentrak Corp. (a)(d)	5,913	293,521
Saga Communications, Inc. Class A	2,154	77,544
Salem Communications Corp. Class A	6,492	56,545
Scholastic Corp. (d)	15,799	559,601
SFX Entertainment, Inc. (d)	26,310	180,224
Sinclair Broadcast Group, Inc. Class A (d)	41,549	1,342,448
Sizmek, Inc. (a)	13,121	119,270
The McClatchy Co. Class A (a)(d)	36,377	175,701
The New York Times Co. Class A	84,174	1,051,333
Time, Inc. (a)	66,924	1,612,868
World Wrestling Entertainment, Inc. Class A (d)	17,707	220,983
		14,113,475
Multiline Retail - 0.2%
Burlington Stores, Inc. (d)	17,065	558,537
Fred's, Inc. Class A	21,947	347,421
The Bon-Ton Stores, Inc. (d)	8,700	80,910
Tuesday Morning Corp. (a)	25,887	426,100
		1,412,968
Specialty Retail - 3.1%
Aeropostale, Inc. (a)(d)	46,830	155,476
America's Car Mart, Inc. (a)(d)	4,631	173,385
American Eagle Outfitters, Inc. (d)	117,697	1,254,650
ANN, Inc. (a)	28,403	1,043,810
Asbury Automotive Group, Inc. (a)	18,564	1,253,627
Barnes & Noble, Inc. (a)(d)	24,426	508,549
bebe stores, Inc. (d)	18,674	52,474
Big 5 Sporting Goods Corp.	10,989	108,901
Brown Shoe Co., Inc.	26,571	749,036
Build-A-Bear Workshop, Inc. (a)	7,341	77,448
Christopher & Banks Corp. (a)	21,692	185,467
Citi Trends, Inc. (a)	9,278	186,952
Conn's, Inc. (a)(d)	16,492	659,680
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination Maternity Corp.	8,162	$ 155,323
Destination XL Group, Inc. (a)	20,831	111,446
Express, Inc. (a)	51,133	795,629
Finish Line, Inc. Class A	29,621	778,736
Five Below, Inc. (a)(d)	32,837	1,202,491
Francesca's Holdings Corp. (a)	25,138	321,264
Genesco, Inc. (a)(d)	14,598	1,113,389
Group 1 Automotive, Inc. (d)	14,682	1,085,293
Guess?, Inc.	37,357	971,656
Haverty Furniture Companies, Inc.	11,996	266,671
hhgregg, Inc. (a)	7,164	50,936
Hibbett Sports, Inc. (a)(d)	15,423	769,762
Kirkland's, Inc. (a)	8,709	163,816
Lithia Motors, Inc. Class A (sub. vtg.)	13,813	1,227,285
Lumber Liquidators Holdings, Inc. (a)(d)	16,624	901,353
MarineMax, Inc. (a)	14,764	246,116
Mattress Firm Holding Corp. (a)(d)	8,924	415,858
Monro Muffler Brake, Inc.	19,263	978,368
New York & Co., Inc. (a)	17,397	58,628
Office Depot, Inc. (a)	322,974	1,618,100
Outerwall, Inc. (a)(d)	12,138	667,833
Pacific Sunwear of California, Inc. (a)	29,571	60,029
Pier 1 Imports, Inc.	57,360	863,842
Rent-A-Center, Inc. (d)	32,082	768,043
Restoration Hardware Holdings, Inc. (a)(d)	18,850	1,541,742
Sears Hometown & Outlet Stores, Inc. (a)(d)	6,910	131,014
Select Comfort Corp. (a)	32,319	652,844
Shoe Carnival, Inc.	9,006	160,307
Sonic Automotive, Inc. Class A (sub. vtg.)	24,589	598,004
Sportsman's Warehouse Holdings, Inc.	5,796	33,559
Stage Stores, Inc.	18,874	340,109
Stein Mart, Inc.	16,530	214,559
Systemax, Inc. (a)	6,746	92,218
The Buckle, Inc. (d)	16,791	747,200
The Cato Corp. Class A (sub. vtg.)	16,326	503,820
The Children's Place Retail Stores, Inc. (d)	13,575	681,465
The Container Store Group, Inc. (d)	10,247	215,494
The Men's Wearhouse, Inc.	28,984	1,458,475
The Pep Boys - Manny, Moe & Jack (a)	31,703	335,418
Tile Shop Holdings, Inc. (a)(d)	16,701	168,847
Tilly's, Inc. (a)	6,311	47,774
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Vitamin Shoppe, Inc. (a)(d)	18,752	$ 799,773
West Marine, Inc. (a)	10,415	89,361
Winmark Corp.	1,401	91,723
Zumiez, Inc. (a)(d)	12,350	343,948
		31,248,976
Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Co.	8,178	611,387
Crocs, Inc. (a)	53,748	852,981
Culp, Inc.	5,214	94,478
G-III Apparel Group Ltd. (a)	11,356	882,021
Iconix Brand Group, Inc. (a)(d)	27,728	1,170,953
Movado Group, Inc.	10,922	447,037
Oxford Industries, Inc.	8,658	515,757
Perry Ellis International, Inc. (a)(d)	7,236	133,142
Quiksilver, Inc. (a)(d)	80,880	241,831
R.G. Barry Corp.	5,879	111,054
Sequential Brands Group, Inc. (a)	10,051	120,914
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	23,686	1,235,699
Steven Madden Ltd. (a)	35,320	1,124,942
Tumi Holdings, Inc. (a)(d)	30,161	635,794
Unifi, Inc. (a)	8,728	249,970
Vera Bradley, Inc. (a)	12,973	257,255
Vince Holding Corp. (d)	6,654	224,839
Wolverine World Wide, Inc. (d)	61,354	1,488,448
		10,398,502
TOTAL CONSUMER DISCRETIONARY		130,907,255
CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	5,081	1,119,852
Coca-Cola Bottling Co. Consolidated	2,773	193,611
Craft Brew Alliance, Inc. (a)	6,469	72,582
National Beverage Corp. (a)	6,795	116,466
		1,502,511
Food & Staples Retailing - 1.0%
Andersons, Inc.	17,098	923,634
Casey's General Stores, Inc.	23,380	1,547,055
Chefs' Warehouse Holdings (a)(d)	10,707	188,122
Fairway Group Holdings Corp. (a)(d)	11,021	64,803
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)(d)	26,013	$ 778,569
Ingles Markets, Inc. Class A	7,881	193,242
Liberator Medical Holdings, Inc.	18,756	58,331
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	5,322	120,703
Pantry, Inc. (a)	13,966	250,131
PriceSmart, Inc.	11,382	936,739
Roundy's, Inc.	23,379	112,921
SpartanNash Co.	22,463	470,824
SUPERVALU, Inc. (a)(d)	123,650	1,133,871
Susser Holdings Corp. (a)	10,999	881,790
United Natural Foods, Inc. (a)(d)	30,087	1,763,700
Village Super Market, Inc. Class A	4,016	94,456
Weis Markets, Inc.	6,560	279,850
		9,798,741
Food Products - 1.5%
Alico, Inc.	1,731	63,891
Annie's, Inc. (a)(d)	10,123	295,389
B&G Foods, Inc. Class A	32,468	911,377
Boulder Brands, Inc. (a)(d)	36,262	411,574
Cal-Maine Foods, Inc.	9,240	657,888
Calavo Growers, Inc.	8,015	276,437
Chiquita Brands International, Inc. (a)	28,026	268,769
Darling International, Inc. (a)	99,432	1,861,367
Dean Foods Co. (d)	56,702	868,675
Diamond Foods, Inc. (a)(d)	12,965	348,240
Farmer Brothers Co. (a)	4,450	91,092
Fresh Del Monte Produce, Inc.	21,512	644,069
Inventure Foods, Inc. (a)	9,113	109,812
J&J Snack Foods Corp.	9,041	814,504
John B. Sanfilippo & Son, Inc.	4,925	130,266
Lancaster Colony Corp.	11,200	978,320
Lifeway Foods, Inc. (a)(d)	2,792	34,872
Limoneira Co. (d)	6,667	147,007
Omega Protein Corp. (a)	12,447	174,507
Post Holdings, Inc. (a)	26,634	1,196,399
Sanderson Farms, Inc.	13,981	1,273,529
Seaboard Corp. (a)	169	481,988
Seneca Foods Corp. Class A (a)	4,862	139,150
Snyders-Lance, Inc.	29,340	727,925
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tootsie Roll Industries, Inc.	11,934	$ 314,222
TreeHouse Foods, Inc. (a)	25,012	1,838,382
		15,059,651
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	25,722	239,986
Harbinger Group, Inc. (a)	49,514	580,799
Oil-Dri Corp. of America	2,910	84,885
Orchids Paper Products Co.	4,807	126,905
WD-40 Co.	9,266	618,598
		1,651,173
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(d)	15,417	318,053
IGI Laboratories, Inc. (a)	17,121	90,228
Inter Parfums, Inc.	9,903	258,765
MediFast, Inc. (a)(d)	7,820	224,512
Nature's Sunshine Products, Inc.	6,474	99,959
Nutraceutical International Corp. (a)	5,155	118,977
Revlon, Inc. (a)	6,764	206,302
Synutra International, Inc. (a)	10,309	62,782
The Female Health Co.	12,959	50,670
USANA Health Sciences, Inc. (a)(d)	3,837	244,992
		1,675,240
Tobacco - 0.2%
22nd Century Group, Inc. (a)	24,476	58,498
Alliance One International, Inc. (a)	52,494	119,161
Universal Corp. (d)	13,830	718,192
Vector Group Ltd. (d)	40,169	824,670
		1,720,521
TOTAL CONSUMER STAPLES		31,407,837
ENERGY - 6.1%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (a)	18,932	454,179
Bristow Group, Inc.	21,520	1,535,882
C&J Energy Services, Inc. (a)	28,016	839,359
Carbo Ceramics, Inc. (d)	11,946	1,487,755
Dawson Geophysical Co.	4,802	120,530
Era Group, Inc. (a)	12,115	324,682
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (d)	35,390	$ 1,495,228
Forum Energy Technologies, Inc. (a)	35,998	1,198,373
Geospace Technologies Corp. (a)(d)	7,822	314,757
Glori Energy, Inc. (a)(d)	7,256	58,774
Gulf Island Fabrication, Inc.	8,634	168,363
Gulfmark Offshore, Inc. Class A	16,043	613,966
Helix Energy Solutions Group, Inc. (a)	63,863	1,624,036
Hercules Offshore, Inc. (a)(d)	95,663	337,690
Hornbeck Offshore Services, Inc. (a)(d)	22,011	961,881
ION Geophysical Corp. (a)	76,941	288,529
Key Energy Services, Inc. (a)(d)	80,320	493,165
Matrix Service Co. (a)	15,729	422,324
McDermott International, Inc. (a)(d)	144,059	1,051,631
Mitcham Industries, Inc. (a)	7,550	97,924
Natural Gas Services Group, Inc. (a)	7,420	231,504
Newpark Resources, Inc. (a)(d)	52,278	639,360
North Atlantic Drilling Ltd.	42,566	415,019
Nuverra Environmental Solutions, Inc. (a)(d)	8,990	167,394
Parker Drilling Co. (a)	74,965	463,284
PHI, Inc. (non-vtg.) (a)	7,499	295,836
Pioneer Energy Services Corp. (a)	38,375	564,496
Profire Energy, Inc. (a)	7,940	26,599
RigNet, Inc. (a)	7,118	395,903
SEACOR Holdings, Inc. (a)(d)	12,280	932,789
Tesco Corp.	20,663	403,342
TETRA Technologies, Inc. (a)	47,001	517,481
Vantage Drilling Co. (a)(d)	122,306	228,712
Willbros Group, Inc. (a)	23,826	276,143
		19,446,890
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	55,286	281,959
Adams Resources & Energy, Inc.	1,270	82,982
Alon U.S.A. Energy, Inc.	15,593	200,370
Alpha Natural Resources, Inc. (a)(d)	131,812	446,843
American Eagle Energy Corp. (a)	18,113	116,467
Amyris, Inc. (a)(d)	16,118	60,604
APCO Oil and Gas International, Inc. (a)	5,442	75,154
Approach Resources, Inc. (a)(d)	23,446	493,304
Arch Coal, Inc. (d)	126,412	375,444
Ardmore Shipping Corp.	10,749	141,134
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bill Barrett Corp. (a)(d)	30,288	$ 727,215
Bonanza Creek Energy, Inc. (a)	19,874	1,114,136
BPZ Energy, Inc. (a)(d)	70,626	185,040
Callon Petroleum Co. (a)	24,123	238,335
Carrizo Oil & Gas, Inc. (a)	27,593	1,694,486
Clayton Williams Energy, Inc. (a)	3,507	373,180
Clean Energy Fuels Corp. (a)(d)	41,790	416,228
Cloud Peak Energy, Inc. (a)	37,372	578,519
Comstock Resources, Inc.	29,203	690,943
Contango Oil & Gas Co. (a)	10,855	436,697
Delek U.S. Holdings, Inc.	35,995	1,051,774
DHT Holdings, Inc.	41,337	273,651
Diamondback Energy, Inc. (a)	25,056	2,060,355
Dorian Lpg Ltd.	4,358	87,465
Emerald Oil, Inc. (a)(d)	33,930	249,046
Energy XXI (Bermuda) Ltd.	57,062	1,138,958
Evolution Petroleum Corp.	11,684	123,967
EXCO Resources, Inc. (d)	90,420	416,836
Forest Oil Corp. (a)(d)	70,652	144,130
Frontline Ltd. (NY Shares) (a)(d)	39,492	95,176
FX Energy, Inc. (a)(d)	32,104	99,201
GasLog Ltd. (d)	25,076	639,438
Gastar Exploration, Inc. (a)	32,759	216,865
Goodrich Petroleum Corp. (a)(d)	20,720	399,067
Green Plains Renewable Energy, Inc.	22,828	855,822
Halcon Resources Corp. (a)(d)	158,191	941,236
Hallador Energy Co.	6,177	86,602
Harvest Natural Resources, Inc. (a)(d)	25,067	108,289
Isramco, Inc. (a)	531	66,619
Jones Energy, Inc.	6,645	125,059
Kodiak Oil & Gas Corp. (a)	161,612	2,511,450
Magnum Hunter Resources Corp. (a)(d)	120,858	777,117
Magnum Hunter Resources Corp. warrants 4/16/16 (a)(d)	5,763	36
Matador Resources Co. (a)(d)	44,494	1,203,118
Midstates Petroleum Co., Inc. (a)(d)	22,141	141,260
Miller Energy Resources, Inc. (a)(d)	17,792	87,003
Navios Maritime Acquisition Corp.	48,966	156,691
Nordic American Offshore Ltd.	460	8,418
Nordic American Tanker Shipping Ltd. (d)	53,108	457,260
Northern Oil & Gas, Inc. (a)(d)	36,350	584,872
Pacific Ethanol, Inc. (a)	12,068	215,293
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Panhandle Royalty Co. Class A	4,166	$ 268,374
Parsley Energy, Inc. Class A	31,388	708,427
PDC Energy, Inc. (a)	21,732	1,179,178
Penn Virginia Corp. (a)(d)	39,062	508,587
Petroquest Energy, Inc. (a)(d)	34,686	222,337
Quicksilver Resources, Inc. (a)(d)	74,785	140,596
Renewable Energy Group, Inc. (a)(d)	20,566	230,339
Resolute Energy Corp. (a)(d)	48,636	371,579
Rex American Resources Corp. (a)	3,739	315,385
Rex Energy Corp. (a)	29,804	410,997
Ring Energy, Inc. (a)(d)	11,089	191,840
Rosetta Resources, Inc. (a)	37,232	1,901,438
RSP Permian, Inc. (a)(d)	13,047	385,539
Sanchez Energy Corp. (a)(d)	30,309	961,401
Scorpio Tankers, Inc.	105,072	986,626
SemGroup Corp. Class A	25,794	1,988,202
Ship Finance International Ltd. (NY Shares) (d)	35,197	640,585
Solazyme, Inc. (a)(d)	45,243	437,952
Stone Energy Corp. (a)	33,992	1,293,396
Swift Energy Co. (a)(d)	26,088	288,272
Synergy Resources Corp. (a)(d)	39,643	417,044
Teekay Tankers Ltd. (d)	37,067	147,527
TransAtlantic Petroleum Ltd. (a)	13,479	140,721
Triangle Petroleum Corp. (a)(d)	45,043	486,464
VAALCO Energy, Inc. (a)	29,673	204,744
Vertex Energy, Inc. (a)	7,025	57,746
W&T Offshore, Inc.	20,805	278,995
Warren Resources, Inc. (a)	43,852	258,288
Western Refining, Inc.	32,220	1,319,731
Westmoreland Coal Co. (a)	8,825	380,269
		41,173,693
TOTAL ENERGY		60,620,583
FINANCIALS - 23.4%
Banks - 7.4%
1st Source Corp.	9,613	272,913
1st United Bancorp, Inc.	17,585	146,835
American National Bankshares, Inc.	4,707	101,248
Ameris Bancorp	14,982	327,207
Ames National Corp.	4,907	109,868
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Arrow Financial Corp. (d)	6,382	$ 162,103
Banc of California, Inc. (d)	17,710	210,218
BancFirst Corp.	4,238	258,094
Banco Latinoamericano de Comercio Exterior SA Series E	17,721	526,136
Bancorp, Inc., Delaware (a)	19,691	187,065
BancorpSouth, Inc.	57,187	1,193,493
Bank of Kentucky Financial Corp.	3,740	129,217
Bank of Marin Bancorp	3,521	157,811
Bank of the Ozarks, Inc.	48,132	1,481,022
Banner Bank	12,159	489,278
BBCN Bancorp, Inc.	47,337	711,002
BNC Bancorp	11,883	197,020
Boston Private Financial Holdings, Inc.	47,644	594,597
Bridge Bancorp, Inc.	6,924	165,484
Bridge Capital Holdings (a)	5,844	124,653
Bryn Mawr Bank Corp.	8,146	240,307
Camden National Corp.	4,418	156,530
Capital Bank Financial Corp. Series A (a)	14,432	328,761
Capital City Bank Group, Inc.	6,336	85,092
Cardinal Financial Corp.	19,033	336,123
Cascade Bancorp (a)	18,481	100,167
Cathay General Bancorp	48,253	1,234,794
Centerstate Banks of Florida, Inc.	21,163	220,518
Central Pacific Financial Corp.	10,196	182,508
Century Bancorp, Inc. Class A (non-vtg.)	2,075	72,667
Chemical Financial Corp.	18,610	513,636
Citizens & Northern Corp.	7,402	140,564
City Holding Co.	9,934	413,751
CNB Financial Corp., Pennsylvania	8,614	142,389
CoBiz, Inc.	21,346	241,637
Columbia Banking Systems, Inc.	31,323	798,423
Community Bank System, Inc.	24,225	853,447
Community Trust Bancorp, Inc.	9,956	348,360
CommunityOne Bancorp (a)	6,887	63,429
ConnectOne Bancorp, Inc.	13,467	255,873
CU Bancorp (a)	5,944	110,321
Customers Bancorp, Inc.	15,214	288,457
CVB Financial Corp.	64,363	984,110
Eagle Bancorp, Inc. (a)	13,555	451,517
Enterprise Bancorp, Inc.	4,452	87,304
Enterprise Financial Services Corp.	13,360	233,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Fidelity Southern Corp.	9,862	$ 136,589
Financial Institutions, Inc.	8,249	183,128
First Bancorp, North Carolina	11,728	188,586
First Bancorp, Puerto Rico (a)	62,075	319,066
First Busey Corp.	46,906	260,328
First Business Finance Services, Inc. (d)	2,349	102,463
First Citizen Bancshares, Inc. (d)	4,507	1,002,131
First Commonwealth Financial Corp.	58,957	504,672
First Community Bancshares, Inc.	9,749	143,408
First Connecticut Bancorp, Inc.	9,620	143,146
First Financial Bancorp, Ohio	36,223	591,884
First Financial Bankshares, Inc. (d)	38,136	1,120,436
First Financial Corp., Indiana	6,833	209,500
First Interstate Bancsystem, Inc.	10,780	281,358
First Merchants Corp.	22,544	449,302
First Midwest Bancorp, Inc., Delaware	44,823	726,133
First NBC Bank Holding Co. (a)	8,892	282,677
First of Long Island Corp.	4,796	168,723
FirstMerit Corp.	99,504	1,751,270
Flushing Financial Corp.	19,239	357,461
FNB Corp., Pennsylvania	99,107	1,219,016
German American Bancorp, Inc.	8,816	227,894
Glacier Bancorp, Inc.	44,975	1,190,938
Great Southern Bancorp, Inc.	6,166	192,256
Guaranty Bancorp	8,778	114,114
Hampton Roads Bankshares, Inc. (a)	20,296	33,488
Hancock Holding Co.	49,000	1,589,560
Hanmi Financial Corp.	19,772	417,585
Heartland Financial U.S.A., Inc.	10,361	246,903
Heritage Commerce Corp.	12,399	99,192
Heritage Financial Corp., Washington	17,968	285,871
Heritage Oaks Bancorp (a)	13,355	95,355
Home Bancshares, Inc.	32,863	987,862
HomeTrust Bancshares, Inc. (a)	12,420	188,908
Horizon Bancorp Industries	5,480	116,834
Hudson Valley Holding Corp.	8,773	152,562
IBERIABANK Corp.	18,712	1,227,694
Independent Bank Corp.	13,652	180,752
Independent Bank Corp., Massachusetts	14,975	546,737
Independent Bank Group, Inc.	5,445	261,414
International Bancshares Corp.	33,240	842,634
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Investors Bancorp, Inc.	213,309	$ 2,207,748
Lakeland Bancorp, Inc.	25,435	255,367
Lakeland Financial Corp.	10,500	382,095
Macatawa Bank Corp.	15,599	73,315
MainSource Financial Group, Inc.	12,164	198,638
MB Financial, Inc.	32,834	884,548
Mercantile Bank Corp.	10,020	191,582
Merchants Bancshares, Inc.	3,067	89,127
Metro Bancorp, Inc. (a)	8,444	193,790
Midsouth Bancorp, Inc.	4,962	96,759
MidWestOne Financial Group, Inc.	4,156	97,666
National Bank Holdings Corp.	24,484	485,028
National Bankshares, Inc. (d)	4,138	120,540
National Penn Bancshares, Inc.	69,997	720,969
NBT Bancorp, Inc.	27,127	633,958
NewBridge Bancorp (a)	20,021	149,957
Northrim Bancorp, Inc.	4,066	99,617
OFG Bancorp	26,805	427,808
Old Line Bancshares, Inc. (d)	4,990	69,910
Old National Bancorp, Indiana (d)	62,950	842,271
OmniAmerican Bancorp, Inc.	6,879	169,980
Opus Bank (d)	3,053	90,674
Pacific Continental Corp.	10,708	143,916
Pacific Premier Bancorp, Inc. (a)	10,192	145,746
Palmetto Bancshares, Inc. (a)	2,664	35,165
Park National Corp. (d)	7,621	574,166
Park Sterling Corp.	30,348	208,187
Peapack-Gladstone Financial Corp.	7,166	132,571
Penns Woods Bancorp, Inc.	2,870	123,152
Peoples Bancorp, Inc.	6,491	151,435
Peoples Financial Services Corp. (d)	4,495	210,276
Pinnacle Financial Partners, Inc.	21,181	783,697
Preferred Bank, Los Angeles (a)	6,985	154,997
PrivateBancorp, Inc.	43,489	1,252,483
Prosperity Bancshares, Inc.	41,525	2,413,848
Renasant Corp.	19,515	554,226
Republic Bancorp, Inc., Kentucky Class A	5,909	137,443
Republic First Bancorp, Inc. (a)(d)	18,420	81,048
S&T Bancorp, Inc.	18,772	456,723
Sandy Spring Bancorp, Inc.	16,099	376,878
Seacoast Banking Corp., Florida (a)	11,547	119,511
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
ServisFirst Bancshares, Inc.	1,116	$ 31,460
Sierra Bancorp	7,231	114,250
Simmons First National Corp. Class A	9,714	384,966
South State Corp.	14,365	834,750
Southside Bancshares, Inc. (d)	11,211	328,594
Southwest Bancorp, Inc., Oklahoma	11,785	181,725
Square 1 Financial, Inc. Class A	3,560	67,854
State Bank Financial Corp.	19,130	315,836
Sterling Bancorp	51,892	617,515
Stock Yards Bancorp, Inc.	10,073	294,837
Stonegate Bank (d)	5,927	141,181
Suffolk Bancorp	6,892	139,563
Sun Bancorp, Inc., New Jersey (a)	25,258	94,970
Susquehanna Bancshares, Inc.	113,702	1,157,486
Talmer Bancorp, Inc. Class A	10,659	142,724
Taylor Capital Group, Inc. (a)	10,434	222,453
Texas Capital Bancshares, Inc. (a)(d)	25,926	1,349,448
The First Bancorp, Inc.	5,713	93,750
Tompkins Financial Corp.	9,419	418,957
TowneBank (d)	17,591	259,995
Trico Bancshares (d)	9,602	214,797
TriState Capital Holdings, Inc. (a)	13,149	128,729
Trustmark Corp.	40,160	924,885
UMB Financial Corp.	22,773	1,289,635
Umpqua Holdings Corp.	100,490	1,700,291
Union Bankshares Corp.	27,555	658,013
United Bankshares, Inc., West Virginia	41,135	1,319,611
United Community Bank, Inc.	30,923	511,776
Univest Corp. of Pennsylvania	11,059	209,236
Valley National Bancorp (d)	121,699	1,165,876
ViewPoint Financial Group	24,607	618,620
Washington Trust Bancorp, Inc.	9,454	325,218
Webster Financial Corp.	53,784	1,541,987
WesBanco, Inc.	15,648	467,562
West Bancorp., Inc.	9,520	138,611
Westamerica Bancorp.	15,666	749,148
Western Alliance Bancorp. (a)	45,784	1,048,454
Wilshire Bancorp, Inc.	41,833	394,067
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Wintrust Financial Corp.	27,715	$ 1,284,036
Yadkin Financial Corp. (a)	12,110	224,762
		74,213,354
Capital Markets - 1.6%
Arlington Asset Investment Corp. (d)	11,378	296,738
BGC Partners, Inc. Class A	103,763	812,464
Calamos Asset Management, Inc. Class A	10,163	120,533
CIFI Corp.	3,577	30,548
Cohen & Steers, Inc. (d)	11,555	479,648
CorEnergy Infrastructure Trust, Inc.	18,839	150,147
Cowen Group, Inc. Class A (a)	68,713	274,852
Diamond Hill Investment Group, Inc.	1,689	215,820
Evercore Partners, Inc. Class A	20,091	1,096,165
FBR & Co. (a)	5,575	155,877
Financial Engines, Inc. (d)	31,131	1,212,552
FXCM, Inc. Class A (d)	27,128	369,483
GAMCO Investors, Inc. Class A	3,821	292,803
GFI Group, Inc.	45,553	206,355
Greenhill & Co., Inc.	17,221	788,205
HFF, Inc.	19,537	663,477
ICG Group, Inc. (a)	24,511	414,726
INTL FCStone, Inc. (a)	9,191	180,144
Investment Technology Group, Inc. (a)	21,437	392,083
Janus Capital Group, Inc.	90,464	1,030,385
KCG Holdings, Inc. Class A	31,428	358,908
Ladenburg Thalmann Financial Services, Inc. (a)(d)	59,428	186,010
Manning & Napier, Inc. Class A	8,127	139,378
Marcus & Millichap, Inc.	4,768	117,150
Moelis & Co. Class A (d)	4,389	149,489
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,059	138,266
Piper Jaffray Companies (a)(d)	10,095	520,902
Pzena Investment Management, Inc.	6,767	70,444
RCS Capital Corp. Class A	5,595	115,369
Safeguard Scientifics, Inc. (a)(d)	12,286	243,877
Silvercrest Asset Management Group Class A (a)	3,371	54,341
Stifel Financial Corp. (a)	39,574	1,812,093
SWS Group, Inc. (a)	17,439	124,863
Virtus Investment Partners, Inc.	4,292	880,075
Walter Investment Management Corp. (a)(d)	22,417	618,261
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Westwood Holdings Group, Inc.	4,362	$ 234,719
WisdomTree Investments, Inc. (a)(d)	64,093	657,594
		15,604,744
Consumer Finance - 0.7%
Cash America International, Inc.	16,749	743,488
Consumer Portfolio Services, Inc. (a)	12,510	90,823
Credit Acceptance Corp. (a)	4,195	477,076
Encore Capital Group, Inc. (a)(d)	15,843	673,011
EZCORP, Inc. (non-vtg.) Class A (a)(d)	30,615	299,721
First Cash Financial Services, Inc. (a)	17,241	972,565
Green Dot Corp. Class A (a)	18,536	333,463
JGWPT Holdings, Inc.	7,012	77,903
Nelnet, Inc. Class A	12,396	511,087
Nicholas Financial, Inc. (a)	6,150	80,073
Portfolio Recovery Associates, Inc. (a)(d)	30,202	1,780,710
Regional Management Corp. (a)	6,354	103,316
Springleaf Holdings, Inc. (d)	14,587	381,888
World Acceptance Corp. (a)(d)	4,994	404,914
		6,930,038
Diversified Financial Services - 0.3%
Gain Capital Holdings, Inc.	13,785	87,673
MarketAxess Holdings, Inc.	22,912	1,288,342
Marlin Business Services Corp.	4,983	91,687
NewStar Financial, Inc. (a)	15,912	180,283
PHH Corp. (a)(d)	34,172	797,916
PICO Holdings, Inc. (a)	13,546	300,044
Resource America, Inc. Class A	8,048	75,812
Tiptree Financial, Inc. (a)(d)	4,666	33,175
		2,854,932
Insurance - 2.5%
AMBAC Financial Group, Inc. (a)	26,799	607,265
American Equity Investment Life Holding Co.	45,104	998,603
Amerisafe, Inc.	11,592	424,267
Amtrust Financial Services, Inc. (d)	17,890	762,830
Argo Group International Holdings, Ltd.	16,061	799,998
Atlas Financial Holdings, Inc. (a)	6,852	97,710
Baldwin & Lyons, Inc. Class B	5,529	136,566
Citizens, Inc. Class A (a)(d)	26,189	176,514
CNO Financial Group, Inc.	131,806	2,132,621
Crawford & Co. Class B	16,657	153,244
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Donegal Group, Inc. Class A	4,843	$ 73,032
eHealth, Inc. (a)(d)	11,329	234,510
EMC Insurance Group	3,004	88,408
Employers Holdings, Inc.	18,684	397,969
Enstar Group Ltd. (a)	5,079	700,902
FBL Financial Group, Inc. Class A	5,754	246,156
Federated National Holding Co.	6,737	135,885
Fidelity & Guaranty Life	6,702	144,830
First American Financial Corp. (d)	64,489	1,750,231
Global Indemnity PLC (a)	4,865	121,284
Greenlight Capital Re, Ltd. (a)	16,871	545,946
Hallmark Financial Services, Inc. (a)	8,433	75,644
HCI Group, Inc.	5,368	214,183
Heritage Insurance Holdings, Inc.	4,109	58,060
Hilltop Holdings, Inc. (a)	41,202	844,641
Horace Mann Educators Corp.	25,018	716,766
Independence Holding Co.	4,576	57,246
Infinity Property & Casualty Corp.	7,223	467,761
Kansas City Life Insurance Co.	2,262	98,782
Kemper Corp.	28,254	977,871
Maiden Holdings Ltd.	29,775	341,817
Meadowbrook Insurance Group, Inc. (d)	29,830	179,875
Montpelier Re Holdings Ltd.	23,319	688,610
National General Holdings Corp.	21,136	367,978
National Interstate Corp.	4,219	114,293
National Western Life Insurance Co. Class A	1,329	320,289
Navigators Group, Inc. (a)	6,239	379,331
OneBeacon Insurance Group Ltd.	13,497	199,756
Phoenix Companies, Inc. (a)(d)	3,394	188,062
Platinum Underwriters Holdings Ltd.	16,039	939,885
Primerica, Inc.	33,029	1,521,976
RLI Corp.	25,600	1,094,144
Safety Insurance Group, Inc.	8,248	412,482
Selective Insurance Group, Inc.	34,390	766,553
State Auto Financial Corp.	9,021	190,433
Stewart Information Services Corp.	12,794	377,039
Symetra Financial Corp.	44,883	1,023,332
Third Point Reinsurance Ltd.	33,812	492,303
United Fire Group, Inc.	12,288	347,259
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Insurance Holdings Corp.	9,903	$ 143,792
Universal Insurance Holdings, Inc.	18,561	223,846
		24,552,780
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	34,883	984,747
AG Mortgage Investment Trust, Inc.	16,902	309,983
Agree Realty Corp.	10,092	295,494
Alexanders, Inc.	1,253	454,839
Altisource Residential Corp. Class B	34,579	801,887
American Assets Trust, Inc.	21,346	731,954
American Capital Mortgage Investment Corp.	30,455	606,968
American Realty Capital Heathcare Trust, Inc.	102,329	1,091,850
American Residential Properties, Inc. (a)(d)	20,228	366,531
AmREIT, Inc. Class B	11,716	271,108
Anworth Mortgage Asset Corp.	76,184	387,015
Apollo Commercial Real Estate Finance, Inc.	27,475	455,261
Apollo Residential Mortgage, Inc.	19,086	311,102
Ares Commercial Real Estate Corp.	17,025	208,046
Armada Hoffler Properties, Inc.	11,466	107,780
Armour Residential REIT, Inc.	212,658	895,290
Ashford Hospitality Prime, Inc.	15,114	251,648
Ashford Hospitality Trust, Inc.	41,710	480,082
Associated Estates Realty Corp.	35,648	629,900
Aviv REIT, Inc.	11,711	333,178
Campus Crest Communities, Inc.	38,538	308,304
Capstead Mortgage Corp. (d)	57,029	732,252
CareTrust (REIT), Inc. (a)	11,902	203,048
CatchMark Timber Trust, Inc.	11,343	136,116
Cedar Shopping Centers, Inc.	50,327	317,060
Chambers Street Properties	141,139	1,098,061
Chatham Lodging Trust	15,716	332,708
Chesapeake Lodging Trust	30,548	906,665
Colony Financial, Inc.	63,344	1,403,070
Coresite Realty Corp.	12,504	408,381
Cousins Properties, Inc.	118,160	1,462,821
CubeSmart	86,716	1,579,098
CyrusOne, Inc.	19,415	482,463
CYS Investments, Inc.	96,493	856,858
DCT Industrial Trust, Inc.	195,944	1,534,242
DiamondRock Hospitality Co.	118,854	1,457,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DuPont Fabros Technology, Inc.	38,645	$ 1,059,259
Dynex Capital, Inc.	32,573	270,356
EastGroup Properties, Inc.	18,639	1,162,328
Education Realty Trust, Inc.	80,979	855,138
Empire State Realty Trust, Inc. (d)	56,010	909,602
EPR Properties	31,828	1,715,529
Equity One, Inc.	36,587	849,550
Excel Trust, Inc.	36,334	470,525
FelCor Lodging Trust, Inc.	76,061	796,359
First Industrial Realty Trust, Inc.	66,757	1,204,964
First Potomac Realty Trust	36,510	481,567
Franklin Street Properties Corp.	55,254	670,784
Getty Realty Corp.	16,452	302,223
Gladstone Commercial Corp.	9,591	167,363
Glimcher Realty Trust	88,069	945,861
Government Properties Income Trust	39,507	922,488
Gramercy Property Trust, Inc. (d)	70,033	413,895
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,966	177,764
Hatteras Financial Corp.	57,474	1,100,627
Healthcare Realty Trust, Inc.	57,190	1,412,593
Hersha Hospitality Trust	122,326	808,575
Highwoods Properties, Inc. (SBI)	53,667	2,257,771
Hudson Pacific Properties, Inc.	32,701	837,146
Inland Real Estate Corp.	51,979	537,463
Invesco Mortgage Capital, Inc.	73,300	1,244,634
Investors Real Estate Trust	66,266	564,586
iStar Financial, Inc. (a)	52,284	751,844
Kite Realty Group Trust	78,324	477,776
LaSalle Hotel Properties (SBI)	62,870	2,187,247
Lexington Corporate Properties Trust	122,451	1,339,614
LTC Properties, Inc.	20,733	794,696
Mack-Cali Realty Corp.	53,824	1,135,686
Medical Properties Trust, Inc.	103,815	1,397,350
Monmouth Real Estate Investment Corp. Class A	35,799	368,014
National Health Investors, Inc.	19,970	1,194,006
New Residential Investment Corp.	170,473	1,019,429
New York (REIT), Inc. (d)	106,411	1,110,931
New York Mortgage Trust, Inc. (d)	53,986	407,594
One Liberty Properties, Inc.	7,312	151,505
Owens Realty Mortgage, Inc.	6,412	102,656
Parkway Properties, Inc. (d)	42,379	878,517
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pebblebrook Hotel Trust	38,049	$ 1,384,984
Pennsylvania Real Estate Investment Trust (SBI)	41,993	807,525
PennyMac Mortgage Investment Trust	44,061	943,346
Physicians Realty Trust	21,985	309,549
Potlatch Corp.	24,172	998,304
PS Business Parks, Inc.	11,587	955,928
QTS Realty Trust, Inc. Class A (d)	7,136	194,456
RAIT Financial Trust (d)	51,309	395,079
Ramco-Gershenson Properties Trust (SBI)	40,709	675,769
Redwood Trust, Inc. (d)	50,330	955,263
Resource Capital Corp.	76,937	423,923
Retail Opportunity Investments Corp. (d)	53,550	826,277
Rexford Industrial Realty, Inc.	17,050	235,802
RLJ Lodging Trust	77,952	2,185,774
Rouse Properties, Inc.	22,113	374,815
Ryman Hospitality Properties, Inc.	25,868	1,235,197
Sabra Health Care REIT, Inc.	28,925	801,223
Saul Centers, Inc.	6,264	298,605
Select Income (REIT)	21,917	608,197
Silver Bay Realty Trust Corp.	22,902	370,096
Sovran Self Storage, Inc.	19,641	1,506,858
Stag Industrial, Inc.	30,884	705,391
Starwood Waypoint Residential (a)	23,291	612,320
Strategic Hotel & Resorts, Inc. (a)	150,133	1,713,018
Summit Hotel Properties, Inc.	52,842	542,687
Sun Communities, Inc.	24,731	1,301,593
Sunstone Hotel Investors, Inc.	120,668	1,712,279
Terreno Realty Corp.	20,639	385,949
The GEO Group, Inc.	43,731	1,504,784
Trade Street Residential, Inc.	11,054	78,483
UMH Properties, Inc.	11,437	113,341
Universal Health Realty Income Trust (SBI)	8,029	337,700
Urstadt Biddle Properties, Inc. Class A	16,482	337,716
Washington REIT (SBI)	40,295	1,092,800
Western Asset Mortgage Capital Corp. (d)	24,843	337,865
Whitestone REIT Class B	15,649	234,109
Winthrop Realty Trust	21,687	326,823
		86,472,603
Real Estate Management & Development - 0.6%
Alexander & Baldwin, Inc.	29,611	1,130,252
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Altisource Asset Management Corp. (a)	840	$ 514,937
Altisource Portfolio Solutions SA (a)	8,826	956,562
AV Homes, Inc. (a)	6,727	104,874
Consolidated-Tomoka Land Co.	2,551	113,826
Forestar Group, Inc. (a)(d)	21,971	410,858
Kennedy-Wilson Holdings, Inc.	43,519	1,018,345
RE/MAX Holdings, Inc.	6,336	185,645
Tejon Ranch Co. (a)	8,853	253,196
The St. Joe Co. (a)(d)	38,307	874,932
		5,563,427
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	53,245	685,796
Bank Mutual Corp.	27,721	167,158
BankFinancial Corp.	11,090	113,340
BBX Capital Corp. (a)	5,119	92,552
Beneficial Mutual Bancorp, Inc. (a)	17,464	228,429
Berkshire Hills Bancorp, Inc.	16,061	388,194
BofI Holding, Inc. (a)(d)	8,454	630,584
Brookline Bancorp, Inc., Delaware	45,658	412,292
Capitol Federal Financial, Inc.	85,228	997,168
Charter Financial Corp.	13,423	146,982
Clifton Bancorp, Inc.	15,767	194,880
Dime Community Bancshares, Inc.	20,965	316,991
ESB Financial Corp.	7,644	95,015
Essent Group Ltd.	24,806	451,717
EverBank Financial Corp.	54,261	1,030,959
Farmer Mac Class C (non-vtg.)	6,206	180,905
First Defiance Financial Corp.	5,755	155,443
First Financial Northwest, Inc.	8,720	91,734
Flagstar Bancorp, Inc. (a)	12,077	221,009
Fox Chase Bancorp, Inc.	7,223	121,491
Franklin Financial Corp./VA (a)	5,772	114,805
Home Loan Servicing Solutions Ltd.	42,290	905,006
HomeStreet, Inc.	8,843	154,222
Kearny Financial Corp. (a)	8,342	125,714
Ladder Capital Corp. Class A	9,074	159,702
Meridian Bancorp, Inc. (a)	12,099	131,395
Meta Financial Group, Inc.	3,659	134,651
MGIC Investment Corp. (a)(d)	204,482	1,511,122
NASB Financial, Inc.	2,074	46,665
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NMI Holdings, Inc. (a)	30,097	$ 300,669
Northfield Bancorp, Inc.	31,892	406,942
Northwest Bancshares, Inc.	56,363	698,901
OceanFirst Financial Corp.	7,983	127,010
Oritani Financial Corp.	28,408	420,438
PennyMac Financial Services, Inc. (a)	7,977	120,692
Provident Financial Services, Inc.	36,982	617,969
Radian Group, Inc. (d)	115,221	1,458,698
Stonegate Mortgage Corp. (a)(d)	8,512	109,549
Territorial Bancorp, Inc.	5,202	104,560
Tree.com, Inc. (a)	3,808	97,180
Trustco Bank Corp., New York	60,314	397,469
United Community Financial Corp.	30,129	129,555
United Financial Bancorp, Inc. New	32,774	415,574
Walker & Dunlop, Inc. (a)	11,030	150,560
Washington Federal, Inc.	61,098	1,280,614
Waterstone Financial, Inc. Maryland	20,487	225,972
WSFS Financial Corp.	5,594	400,474
		17,468,747
TOTAL FINANCIALS		233,660,625
HEALTH CARE - 13.2%
Biotechnology - 5.0%
ACADIA Pharmaceuticals, Inc. (a)(d)	48,220	977,419
Acceleron Pharma, Inc. (d)	9,796	290,158
Achillion Pharmaceuticals, Inc. (a)(d)	57,642	394,848
Acorda Therapeutics, Inc. (a)	25,588	748,961
Actinium Pharmaceuticals, Inc. (a)(d)	11,795	74,426
Adamas Pharmaceuticals, Inc.	1,740	27,683
Aegerion Pharmaceuticals, Inc. (a)(d)	17,557	590,091
Agenus, Inc. (a)	37,061	122,301
Agios Pharmaceuticals, Inc.	8,082	325,705
Akebia Therapeutics, Inc. (a)(d)	4,665	103,283
Alder Biopharmaceuticals, Inc.	4,764	80,464
AMAG Pharmaceuticals, Inc. (a)	13,050	249,125
Anacor Pharmaceuticals, Inc. (a)(d)	19,615	326,590
Applied Genetic Technologies Corp.	2,888	46,208
Arena Pharmaceuticals, Inc. (a)(d)	133,757	619,295
ARIAD Pharmaceuticals, Inc. (a)(d)	98,160	565,402
Array BioPharma, Inc. (a)(d)	79,284	317,136
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Arrowhead Research Corp. (a)(d)	30,890	$ 390,759
Asterias Biotherapeutics, Inc. (a)	3,893	8,759
Auspex Pharmaceuticals, Inc.	4,798	87,372
BioCryst Pharmaceuticals, Inc. (a)	41,730	522,460
Biospecifics Technologies Corp. (a)	2,165	56,593
BioTime, Inc. (a)(d)	30,989	78,712
Bluebird Bio, Inc. (a)	13,058	436,137
Cara Therapeutics, Inc.	3,209	40,915
Celldex Therapeutics, Inc. (a)(d)	54,278	710,499
Cellular Dynamics International, Inc. (d)	5,786	66,481
Cepheid, Inc. (a)(d)	42,336	1,593,527
ChemoCentryx, Inc. (a)(d)	16,289	89,590
Chimerix, Inc. (a)(d)	16,053	364,724
Clovis Oncology, Inc. (a)(d)	14,695	535,633
CTI BioPharma Corp. (a)(d)	79,876	206,879
Cytokinetics, Inc. (a)(d)	20,684	87,493
Cytori Therapeutics, Inc. (a)(d)	40,192	82,394
CytRx Corp. (a)(d)	33,215	108,281
Dendreon Corp. (a)(d)	95,259	197,186
Dicerna Pharmaceuticals, Inc.	2,118	31,812
Durata Therapeutics, Inc. (a)	9,252	118,981
Dyax Corp. (a)	82,518	777,320
Dynavax Technologies Corp. (a)(d)	156,530	231,664
Eleven Biotherapeutics, Inc. (d)	2,729	29,937
Emergent BioSolutions, Inc. (a)	17,399	382,778
Enanta Pharmaceuticals, Inc. (a)(d)	6,155	231,490
Epizyme, Inc. (a)(d)	7,627	238,878
Esperion Therapeutics, Inc. (a)(d)	2,767	39,651
Exact Sciences Corp. (a)	50,521	788,633
Exelixis, Inc. (a)(d)	115,940	468,398
Five Prime Therapeutics, Inc.	10,266	123,192
Flexion Therapeutics, Inc.	2,713	33,316
Foundation Medicine, Inc. (d)	8,316	187,276
Galectin Therapeutics, Inc. (a)(d)	10,728	65,870
Galena Biopharma, Inc. (a)	70,284	199,607
Genocea Biosciences, Inc.	2,327	40,513
Genomic Health, Inc. (a)(d)	9,936	253,169
Geron Corp. (a)(d)	93,456	224,762
Halozyme Therapeutics, Inc. (a)(d)	63,128	614,867
Heron Therapeutics, Inc. (a)	13,895	122,137
Hyperion Therapeutics, Inc. (a)(d)	8,107	184,596
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc. (a)(d)	71,059	$ 1,735,261
Idera Pharmaceuticals, Inc. (a)(d)	35,854	90,711
ImmunoGen, Inc. (a)(d)	52,974	571,060
Immunomedics, Inc. (a)(d)	49,240	159,538
Infinity Pharmaceuticals, Inc. (a)	28,907	262,765
Inovio Pharmaceuticals, Inc. (a)(d)	35,823	361,812
Insmed, Inc. (a)	23,387	399,684
Insys Therapeutics, Inc. (a)(d)	5,948	160,774
InterMune, Inc. (a)(d)	59,723	2,620,048
Intrexon Corp. (d)	21,223	468,816
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	72,601	1,074,495
Isis Pharmaceuticals, Inc. (a)(d)	71,043	2,201,623
Karyopharm Therapeutics, Inc.	8,119	281,648
Keryx Biopharmaceuticals, Inc. (a)(d)	55,610	836,931
Kindred Biosciences, Inc. (d)	6,249	95,235
KYTHERA Biopharmaceuticals, Inc. (a)(d)	10,860	364,679
Lexicon Pharmaceuticals, Inc. (a)(d)	136,089	200,051
Ligand Pharmaceuticals, Inc. Class B (a)(d)	12,661	622,541
Macrogenics, Inc.	11,897	241,509
MannKind Corp. (a)(d)	137,868	1,152,576
Merrimack Pharmaceuticals, Inc. (a)(d)	58,465	345,528
MiMedx Group, Inc. (a)(d)	58,143	401,768
Mirati Therapeutics, Inc. (a)	4,272	77,622
Momenta Pharmaceuticals, Inc. (a)	28,567	303,953
NanoViricides, Inc. (a)(d)	23,872	96,920
Navidea Biopharmaceuticals, Inc. (a)(d)	89,756	119,375
Neuralstem, Inc. (a)(d)	40,939	117,086
Neurocrine Biosciences, Inc. (a)	46,869	636,481
NewLink Genetics Corp. (a)(d)	11,792	249,755
Northwest Biotherapeutics, Inc. (a)(d)	21,160	139,656
Novavax, Inc. (a)(d)	142,655	617,696
NPS Pharmaceuticals, Inc. (a)	64,350	1,797,939
Ohr Pharmaceutical, Inc. (a)(d)	12,525	112,725
OncoMed Pharmaceuticals, Inc. (d)	7,525	162,465
Oncothyreon, Inc. (a)	42,131	115,018
Ophthotech Corp.	8,263	322,753
Opko Health, Inc. (a)(d)	120,549	1,063,242
Orexigen Therapeutics, Inc. (a)(d)	69,272	345,667
Organovo Holdings, Inc. (a)(d)	37,214	281,710
Osiris Therapeutics, Inc. (a)(d)	11,294	167,151
OvaScience, Inc. (a)(d)	9,190	90,154
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc. (d)	98,397	$ 922,964
Peregrine Pharmaceuticals, Inc. (a)(d)	105,094	158,692
Portola Pharmaceuticals, Inc. (a)(d)	22,615	568,541
Progenics Pharmaceuticals, Inc. (a)(d)	41,420	197,988
Prothena Corp. PLC (a)	15,993	277,638
PTC Therapeutics, Inc. (a)	13,224	349,378
Puma Biotechnology, Inc. (a)	14,087	3,123,323
Raptor Pharmaceutical Corp. (a)(d)	37,288	321,050
Receptos, Inc. (a)	11,089	459,195
Regado Biosciences, Inc. (d)	9,200	27,416
Regulus Therapeutics, Inc. (a)(d)	8,171	52,213
Repligen Corp. (a)(d)	19,080	400,108
Retrophin, Inc. (a)(d)	12,667	134,524
Rigel Pharmaceuticals, Inc. (a)	52,125	170,449
Sangamo Biosciences, Inc. (a)(d)	41,529	493,365
Sarepta Therapeutics, Inc. (a)(d)	24,760	528,378
Spectrum Pharmaceuticals, Inc. (a)(d)	39,160	275,686
Stemline Therapeutics, Inc. (a)(d)	6,877	88,094
Sunesis Pharmaceuticals, Inc. (a)(d)	29,461	193,853
Synageva BioPharma Corp. (a)(d)	12,977	887,757
Synergy Pharmaceuticals, Inc. (a)(d)	55,798	203,663
Synta Pharmaceuticals Corp. (a)(d)	34,527	136,382
TESARO, Inc. (a)(d)	11,479	330,136
TG Therapeutics, Inc. (a)(d)	13,982	110,598
Threshold Pharmaceuticals, Inc. (a)	31,107	130,960
Ultragenyx Pharmaceutical, Inc. (d)	3,962	173,139
Vanda Pharmaceuticals, Inc. (a)(d)	20,172	296,528
Verastem, Inc. (a)(d)	12,470	92,153
Versartis, Inc. (a)(d)	4,127	84,191
Vital Therapies, Inc.	3,082	70,578
Xencor, Inc.	8,725	84,284
XOMA Corp. (a)(d)	49,940	193,767
ZIOPHARM Oncology, Inc. (a)(d)	48,342	151,310
		50,067,058
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	13,374	634,061
Abiomed, Inc. (a)(d)	23,751	608,026
Accuray, Inc. (a)(d)	45,713	359,761
Analogic Corp.	7,393	531,631
Angiodynamics, Inc. (a)	14,712	214,795
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Anika Therapeutics, Inc. (a)	8,588	$ 361,211
Antares Pharma, Inc. (a)(d)	69,516	141,813
Atricure, Inc. (a)	16,320	268,790
Atrion Corp.	915	257,115
Cantel Medical Corp.	20,587	690,282
Cardiovascular Systems, Inc. (a)	16,470	444,690
Cerus Corp. (a)(d)	43,181	151,997
CONMED Corp.	16,591	647,049
Cryolife, Inc.	16,724	164,731
Cyberonics, Inc. (a)(d)	16,334	971,383
Cynosure, Inc. Class A (a)	13,290	302,215
Derma Sciences, Inc. (a)	13,484	130,525
DexCom, Inc. (a)	45,350	1,708,788
Endologix, Inc. (a)(d)	38,120	539,398
Exactech, Inc. (a)	5,818	132,301
Genmark Diagnostics, Inc. (a)(d)	24,779	265,135
Globus Medical, Inc. (a)	39,902	889,815
Greatbatch, Inc. (a)	15,361	760,523
Haemonetics Corp. (a)(d)	31,545	1,122,056
HeartWare International, Inc. (a)(d)	10,324	869,384
ICU Medical, Inc. (a)	7,991	465,476
Inogen, Inc.	3,045	60,900
Insulet Corp. (a)(d)	33,598	1,187,353
Integra LifeSciences Holdings Corp. (a)	14,874	705,325
Invacare Corp.	19,148	286,646
K2M Group Holdings, Inc.	5,255	89,177
Ldr Holding Corp. (d)	9,894	226,672
Masimo Corp. (a)(d)	28,815	693,865
Meridian Bioscience, Inc.	25,614	504,852
Merit Medical Systems, Inc. (a)	26,870	345,011
Natus Medical, Inc. (a)	19,141	550,687
Neogen Corp. (a)(d)	22,435	979,512
NuVasive, Inc. (a)	28,405	1,061,779
NxStage Medical, Inc. (a)	36,603	488,650
OraSure Technologies, Inc. (a)	33,254	273,680
Orthofix International NV (a)	10,979	362,966
Oxford Immunotec Global PLC (a)	7,743	123,114
PhotoMedex, Inc. (a)(d)	7,749	83,612
Quidel Corp. (a)(d)	16,975	405,193
Rockwell Medical Technologies, Inc. (a)(d)	24,272	245,147
RTI Biologics, Inc. (a)	33,719	154,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Staar Surgical Co. (a)(d)	22,862	$ 294,234
Steris Corp.	35,611	1,811,888
SurModics, Inc. (a)	8,096	153,743
Symmetry Medical, Inc. (a)	22,327	196,701
Tandem Diabetes Care, Inc. (d)	4,991	62,338
The Spectranetics Corp. (a)(d)	24,761	635,120
Thoratec Corp. (a)	34,415	1,118,488
Tornier NV (a)	21,172	438,896
TransEnterix, Inc. (a)	17,071	67,772
TriVascular Technologies, Inc.	4,424	60,830
Unilife Corp. (a)(d)	61,217	154,267
Utah Medical Products, Inc.	2,238	116,398
Vascular Solutions, Inc. (a)	10,211	251,905
Veracyte, Inc. (d)	3,870	55,341
Volcano Corp. (a)	30,506	503,654
West Pharmaceutical Services, Inc.	42,905	1,748,379
Wright Medical Group, Inc. (a)	30,520	940,626
Zeltiq Aesthetics, Inc. (a)(d)	17,311	350,375
		31,422,143
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	25,531	1,216,807
Addus HomeCare Corp. (a)	3,762	83,291
Air Methods Corp. (a)(d)	23,741	1,192,985
Alliance Healthcare Services, Inc. (a)	2,972	84,851
Almost Family, Inc. (a)	4,978	116,684
Amedisys, Inc. (a)	16,268	328,288
AMN Healthcare Services, Inc. (a)	27,690	362,739
AmSurg Corp. (a)	25,150	1,201,164
Bio-Reference Laboratories, Inc. (a)	14,625	459,079
BioScrip, Inc. (a)(d)	40,747	305,195
BioTelemetry, Inc. (a)	15,717	113,162
Capital Senior Living Corp. (a)	18,215	448,818
Chemed Corp. (d)	10,444	1,063,721
Chindex International, Inc. (a)	8,289	194,045
Corvel Corp. (a)	7,047	283,853
Cross Country Healthcare, Inc. (a)	18,526	133,202
ExamWorks Group, Inc. (a)(d)	20,660	729,091
Five Star Quality Care, Inc. (a)	25,622	117,093
Gentiva Health Services, Inc. (a)	18,751	339,393
Hanger, Inc. (a)(d)	20,969	663,669
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthSouth Corp.	53,208	$ 2,039,463
Healthways, Inc. (a)(d)	18,712	323,530
IPC The Hospitalist Co., Inc. (a)(d)	10,202	501,734
Kindred Healthcare, Inc.	38,541	921,130
Landauer, Inc.	5,688	245,437
LHC Group, Inc. (a)	7,355	172,695
Magellan Health Services, Inc. (a)	16,411	945,274
Molina Healthcare, Inc. (a)	18,389	751,191
MWI Veterinary Supply, Inc. (a)	7,799	1,101,687
National Healthcare Corp.	6,586	361,967
National Research Corp. Class A (a)	5,912	78,098
NeoStem, Inc. (a)(d)	14,093	86,954
Owens & Minor, Inc.	38,386	1,270,193
PharMerica Corp. (a)	17,860	482,041
Providence Service Corp. (a)	6,863	271,843
RadNet, Inc. (a)	19,470	99,492
Select Medical Holdings Corp.	46,888	728,640
Skilled Healthcare Group, Inc. (a)	13,946	82,979
Surgical Care Affiliates, Inc.	7,485	219,909
Team Health Holdings, Inc. (a)(d)	42,451	2,400,604
The Ensign Group, Inc.	11,902	391,933
Triple-S Management Corp. (a)	14,837	256,383
U.S. Physical Therapy, Inc.	7,273	254,119
Universal American Spin Corp.	25,164	199,802
Wellcare Health Plans, Inc. (a)	26,508	1,653,569
		25,277,797
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	7,710	103,391
Computer Programs & Systems, Inc.	6,648	437,571
HealthStream, Inc. (a)	12,600	314,496
HMS Holdings Corp. (a)(d)	53,290	981,069
MedAssets, Inc. (a)	37,167	789,427
Medidata Solutions, Inc. (a)(d)	32,768	1,469,317
Merge Healthcare, Inc. (a)	42,085	103,529
Omnicell, Inc. (a)	21,799	597,293
Quality Systems, Inc.	29,670	460,182
Vocera Communications, Inc. (a)(d)	13,448	169,041
		5,425,316
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc. (a)	13,520	245,794
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Affymetrix, Inc. (a)(d)	43,321	$ 372,561
Albany Molecular Research, Inc. (a)(d)	14,025	267,036
Cambrex Corp. (a)	18,235	384,211
Enzo Biochem, Inc. (a)	20,348	97,670
Fluidigm Corp. (a)(d)	16,710	478,407
Furiex Pharmaceuticals, Inc. rights 12/31/99 (a)	4,241	41,435
Luminex Corp. (a)	22,333	406,461
Nanostring Technologies, Inc. (a)(d)	5,982	72,083
Pacific Biosciences of California, Inc. (a)	34,249	156,518
PAREXEL International Corp. (a)	34,425	1,843,803
Sequenom, Inc. (a)(d)	69,307	259,901
		4,625,880
Pharmaceuticals - 1.6%
AcelRx Pharmaceuticals, Inc. (a)(d)	14,761	102,737
Achaogen, Inc. (a)	4,109	44,418
Aerie Pharmaceuticals, Inc.	6,257	110,937
Akorn, Inc. (a)(d)	37,845	1,284,081
Alimera Sciences, Inc. (a)	15,616	90,260
Ampio Pharmaceuticals, Inc. (a)(d)	24,358	146,879
ANI Pharmaceuticals, Inc. (a)	4,094	104,888
Aratana Therapeutics, Inc. (a)(d)	14,547	167,727
AstraZeneca PLC rights (a)	1,000	0
Auxilium Pharmaceuticals, Inc. (a)(d)	30,831	617,237
AVANIR Pharmaceuticals Class A (a)	102,312	533,046
Bio Path Holdings, Inc. (a)(d)	43,700	99,636
Biodelivery Sciences International, Inc. (a)	24,919	317,717
Cempra, Inc. (a)(d)	13,613	125,240
Corcept Therapeutics, Inc. (a)(d)	31,772	75,935
DepoMed, Inc. (a)	34,586	344,131
Egalet Corp. (d)	2,361	28,568
Endocyte, Inc. (a)(d)	22,074	146,461
Horizon Pharma, Inc. (a)(d)	38,753	329,401
Impax Laboratories, Inc. (a)	42,628	997,069
Intra-Cellular Therapies, Inc. (d)	10,182	147,537
Lannett Co., Inc. (a)	15,648	525,929
Nektar Therapeutics (a)(d)	77,021	812,572
Omeros Corp. (a)(d)	20,195	274,854
Pacira Pharmaceuticals, Inc. (a)(d)	21,586	1,985,912
Pain Therapeutics, Inc. (a)	22,654	95,373
Pernix Therapeutics Holdings, Inc. (a)(d)	19,809	148,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Phibro Animal Health Corp. Class A	8,728	$ 165,483
Pozen, Inc.	16,272	117,809
Prestige Brands Holdings, Inc. (a)	31,417	967,644
Relypsa, Inc.	10,068	227,637
Repros Therapeutics, Inc. (a)(d)	13,754	192,831
Revance Therapeutics, Inc. (d)	5,109	156,744
Sagent Pharmaceuticals, Inc. (a)	13,029	331,979
SciClone Pharmaceuticals, Inc. (a)(d)	30,665	147,805
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	10,561	62,310
Supernus Pharmaceuticals, Inc. (a)(d)	17,438	151,013
Tetraphase Pharmaceuticals, Inc. (a)	13,130	137,865
The Medicines Company (a)(d)	39,444	921,806
TherapeuticsMD, Inc. (a)(d)	59,898	277,927
Theravance Biopharma, Inc. (a)	14,011	392,728
Theravance, Inc. (a)(d)	50,198	1,089,297
VIVUS, Inc. (a)(d)	53,541	258,068
XenoPort, Inc. (a)	34,457	147,821
Zogenix, Inc. (a)(d)	73,155	96,565
		15,500,643
TOTAL HEALTH CARE		132,318,837
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.7%
AAR Corp.	24,330	654,477
AeroVironment, Inc. (a)	11,342	357,160
American Science & Engineering, Inc.	5,026	315,633
Astronics Corp. (a)	9,345	542,010
Cubic Corp. (d)	12,692	556,671
Curtiss-Wright Corp.	29,103	1,848,332
DigitalGlobe, Inc. (a)	45,693	1,194,872
Ducommun, Inc. (a)	6,465	178,757
Engility Holdings, Inc. (a)	10,451	361,187
Erickson Air-Crane, Inc. (a)(d)	3,605	52,741
Esterline Technologies Corp. (a)	19,205	2,084,703
GenCorp, Inc. (non-vtg.) (a)(d)	35,611	632,095
HEICO Corp.	40,270	1,979,673
KEYW Holding Corp. (a)(d)	19,479	255,175
Kratos Defense & Security Solutions, Inc. (a)(d)	26,673	194,713
LMI Aerospace, Inc. (a)(d)	6,405	83,841
Moog, Inc. Class A (a)	26,878	1,774,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
National Presto Industries, Inc. (d)	2,877	$ 184,416
Orbital Sciences Corp. (a)	36,744	943,218
SIFCO Industries, Inc.	1,510	42,265
Sparton Corp. (a)	6,030	166,669
Taser International, Inc. (a)(d)	32,078	386,861
Teledyne Technologies, Inc. (a)	22,347	2,038,046
		16,828,001
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	31,120	238,690
Atlas Air Worldwide Holdings, Inc. (a)(d)	15,026	514,190
Echo Global Logistics, Inc. (a)(d)	13,986	307,832
Forward Air Corp.	19,092	854,749
Hub Group, Inc. Class A (a)	22,439	1,036,233
Park-Ohio Holdings Corp.	5,225	310,156
UTi Worldwide, Inc.	54,483	515,409
XPO Logistics, Inc. (a)(d)	31,978	987,800
		4,765,059
Airlines - 0.4%
Allegiant Travel Co.	8,354	983,767
CHC Group Ltd. (a)	19,977	143,834
Hawaiian Holdings, Inc. (a)(d)	26,830	373,742
JetBlue Airways Corp. (a)(d)	150,793	1,616,501
Republic Airways Holdings, Inc. (a)	29,555	293,777
SkyWest, Inc.	30,428	325,275
		3,736,896
Building Products - 0.7%
AAON, Inc.	25,156	493,561
American Woodmark Corp. (a)	7,331	215,531
Apogee Enterprises, Inc.	17,311	561,742
Builders FirstSource, Inc. (a)	27,193	161,526
Continental Building Products, Inc. (a)	6,977	92,027
Gibraltar Industries, Inc. (a)	18,369	269,841
Griffon Corp.	23,736	255,637
Insteel Industries, Inc.	10,899	199,997
Masonite International Corp. (a)	17,971	880,759
NCI Building Systems, Inc. (a)(d)	16,711	280,076
Norcraft Companies, Inc.	4,429	62,449
Nortek, Inc. (a)(d)	5,675	452,695
Patrick Industries, Inc. (a)	4,855	202,211
PGT, Inc. (a)	28,131	260,493
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ply Gem Holdings, Inc. (a)(d)	12,715	$ 105,916
Quanex Building Products Corp.	23,738	405,682
Simpson Manufacturing Co. Ltd.	25,316	769,860
Trex Co., Inc. (a)(d)	20,005	563,141
Universal Forest Products, Inc.	11,939	522,689
		6,755,833
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	34,800	856,428
ACCO Brands Corp. (a)(d)	67,946	449,803
ARC Document Solutions, Inc. (a)	24,472	133,372
Brady Corp. Class A	28,571	747,132
Casella Waste Systems, Inc. Class A (a)	23,252	109,749
CECO Environmental Corp. (d)	12,528	170,130
Cenveo, Inc. (a)(d)	33,001	111,213
Civeo Corp.	56,910	1,445,514
Deluxe Corp.	30,320	1,667,903
Ennis, Inc.	17,569	249,128
G&K Services, Inc. Class A	11,880	571,309
Healthcare Services Group, Inc.	41,844	1,093,802
Heritage-Crystal Clean, Inc. (a)(d)	5,455	92,517
Herman Miller, Inc.	36,117	1,056,061
HNI Corp.	27,611	975,773
InnerWorkings, Inc. (a)(d)	20,879	170,164
Interface, Inc.	39,583	627,391
Kimball International, Inc. Class B	20,436	322,276
Knoll, Inc.	28,839	484,784
McGrath RentCorp.	15,407	532,312
Mobile Mini, Inc.	28,389	1,071,969
Msa Safety, Inc.	17,958	929,865
Multi-Color Corp.	7,397	291,220
NL Industries, Inc.	4,051	35,244
Performant Financial Corp. (a)	17,729	170,021
Quad/Graphics, Inc.	16,457	347,572
Quest Resource Holding Corp. (a)	7,584	31,701
SP Plus Corp. (a)(d)	9,156	179,458
Steelcase, Inc. Class A	49,226	743,313
Team, Inc. (a)	12,175	482,252
Tetra Tech, Inc.	39,503	959,133
The Brink's Co.	29,563	793,471
U.S. Ecology, Inc.	12,834	580,867
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	8,787	$ 854,184
United Stationers, Inc.	23,455	904,894
Viad Corp.	12,173	258,311
West Corp.	22,924	590,751
		21,090,987
Construction & Engineering - 0.8%
Aegion Corp. (a)	22,615	518,110
Ameresco, Inc. Class A (a)	11,827	88,939
Argan, Inc.	7,457	252,792
Comfort Systems U.S.A., Inc.	23,816	354,858
Dycom Industries, Inc. (a)	20,826	585,627
EMCOR Group, Inc.	40,737	1,667,365
Furmanite Corp. (a)	22,395	204,914
Granite Construction, Inc.	24,351	792,625
Great Lakes Dredge & Dock Corp. (a)	35,620	257,176
Layne Christensen Co. (a)(d)	11,810	128,139
MasTec, Inc. (a)(d)	37,636	1,023,323
MYR Group, Inc. (a)	12,689	314,814
Northwest Pipe Co. (a)	5,663	203,019
Orion Marine Group, Inc. (a)	16,325	176,473
Pike Corp. (a)	16,327	131,596
Primoris Services Corp.	22,613	539,998
Sterling Construction Co., Inc. (a)	11,179	99,158
Tutor Perini Corp. (a)	22,194	604,343
		7,943,269
Electrical Equipment - 1.1%
AZZ, Inc.	15,616	681,482
Capstone Turbine Corp. (a)(d)	195,811	272,177
Encore Wire Corp.	12,921	541,907
EnerSys	28,354	1,798,494
Enphase Energy, Inc. (a)	10,885	112,116
Franklin Electric Co., Inc.	29,177	1,069,337
FuelCell Energy, Inc. (a)(d)	131,524	326,180
Generac Holdings, Inc. (a)	41,567	1,804,008
General Cable Corp.	29,754	661,431
Global Power Equipment Group, Inc.	10,191	167,846
GrafTech International Ltd. (a)(d)	69,989	587,908
LSI Industries, Inc.	12,827	91,585
Plug Power, Inc. (a)(d)	99,495	539,263
Polypore International, Inc. (a)(d)	27,241	1,174,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Powell Industries, Inc.	5,544	$ 323,825
Power Solutions International, Inc. (a)(d)	2,670	163,084
PowerSecure International, Inc. (a)(d)	13,293	130,670
Preformed Line Products Co.	1,574	85,295
Revolution Lighting Technologies, Inc. (a)(d)	19,498	41,336
Thermon Group Holdings, Inc. (a)	19,016	463,610
Vicor Corp. (a)	9,780	77,066
		11,112,707
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	22,276	620,832
Machinery - 3.2%
Accuride Corp. (a)	22,917	114,585
Actuant Corp. Class A	42,290	1,365,121
Alamo Group, Inc.	4,248	201,907
Albany International Corp. Class A	17,566	629,565
Altra Industrial Motion Corp.	16,118	505,299
American Railcar Industries, Inc. (d)	5,627	384,999
ARC Group Worldwide, Inc. (a)	1,827	27,167
Astec Industries, Inc.	11,242	436,977
Barnes Group, Inc.	32,279	1,105,556
Blount International, Inc. (a)	29,455	384,682
Briggs & Stratton Corp. (d)	29,069	532,835
Chart Industries, Inc. (a)(d)	18,481	1,405,480
CIRCOR International, Inc.	10,516	755,785
CLARCOR, Inc.	30,467	1,806,998
Columbus McKinnon Corp. (NY Shares)	11,849	275,489
Commercial Vehicle Group, Inc. (a)	15,755	144,316
Douglas Dynamics, Inc.	13,263	221,492
Dynamic Materials Corp.	8,304	170,066
Energy Recovery, Inc. (a)(d)	22,919	102,677
EnPro Industries, Inc. (a)	13,529	925,654
ESCO Technologies, Inc.	15,811	530,459
ExOne Co. (a)	5,910	193,316
Federal Signal Corp.	37,444	541,440
FreightCar America, Inc.	7,179	154,923
Global Brass & Copper Holdings, Inc.	12,707	192,892
Gorman-Rupp Co.	11,223	325,243
Graham Corp.	5,998	180,900
Greenbrier Companies, Inc. (d)	16,716	1,077,346
Harsco Corp.	48,864	1,234,793
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Hillenbrand, Inc.	37,400	$ 1,123,870
Hurco Companies, Inc.	3,860	123,945
Hyster-Yale Materials Handling Class A	6,119	490,132
John Bean Technologies Corp.	17,352	452,020
Kadant, Inc.	6,655	253,822
L.B. Foster Co. Class A	6,650	310,223
Lindsay Corp. (d)	7,656	619,753
Lydall, Inc. (a)	10,133	255,656
Manitex International, Inc. (a)	8,231	113,752
Meritor, Inc. (a)	58,266	732,404
Miller Industries, Inc.	6,730	129,149
Mueller Industries, Inc.	33,758	939,485
Mueller Water Products, Inc. Class A	97,542	755,951
NN, Inc.	10,569	306,501
Omega Flex, Inc.	1,714	29,035
Proto Labs, Inc. (a)(d)	13,758	1,114,398
RBC Bearings, Inc.	14,289	792,754
Rexnord Corp. (a)	45,670	1,228,980
Standex International Corp.	7,607	501,682
Sun Hydraulics Corp.	13,251	483,396
Tennant Co.	11,237	819,739
Titan International, Inc. (d)	26,233	391,396
TriMas Corp. (a)	27,488	870,820
Twin Disc, Inc.	4,920	141,893
Wabash National Corp. (a)	41,040	558,554
Watts Water Technologies, Inc. Class A	17,364	1,015,099
Woodward, Inc.	40,059	2,001,348
Xerium Technologies, Inc. (a)	6,493	84,409
		32,568,128
Marine - 0.2%
Baltic Trading Ltd.	29,297	149,122
International Shipholding Corp.	3,385	71,762
Knightsbridge Tankers Ltd.	19,990	227,886
Matson, Inc.	25,588	689,597
Navios Maritime Holdings, Inc.	47,250	376,583
Safe Bulkers, Inc.	23,171	168,917
Scorpio Bulkers, Inc. (a)	82,687	635,863
Ultrapetrol (Bahamas) Ltd. (a)	12,724	41,480
		2,361,210
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.3%
Acacia Research Corp.	29,812	$ 508,593
Advisory Board Co. (a)(d)	22,265	1,116,367
Barrett Business Services, Inc.	4,273	243,903
CBIZ, Inc. (a)(d)	24,725	201,756
CDI Corp.	8,395	116,439
Corp. Resources Services, Inc. (a)(d)	10,455	20,701
Corporate Executive Board Co.	20,581	1,277,463
CRA International, Inc. (a)	5,973	142,635
Exponent, Inc.	7,803	554,637
Franklin Covey Co. (a)	6,522	123,005
FTI Consulting, Inc. (a)(d)	24,844	918,234
GP Strategies Corp. (a)	8,824	240,101
Heidrick & Struggles International, Inc.	10,840	202,383
Hill International, Inc. (a)	14,345	68,999
Huron Consulting Group, Inc. (a)	14,024	847,611
ICF International, Inc. (a)	11,876	410,553
Insperity, Inc.	13,502	430,849
Kelly Services, Inc. Class A (non-vtg.)	16,290	259,663
Kforce, Inc.	16,250	323,213
Korn/Ferry International (a)	30,313	891,808
MISTRAS Group, Inc. (a)	9,748	205,878
Navigant Consulting, Inc. (a)	30,673	500,583
On Assignment, Inc. (a)	33,014	891,708
Paylocity Holding Corp. (a)(d)	4,988	97,715
Pendrell Corp. (a)	97,682	143,593
Resources Connection, Inc.	23,078	348,478
RPX Corp. (a)	31,569	492,476
TriNet Group, Inc.	9,362	219,071
TrueBlue, Inc. (a)	24,616	664,386
VSE Corp.	2,472	147,257
WageWorks, Inc. (a)	21,321	889,939
		13,499,997
Road & Rail - 0.6%
ArcBest Corp.	15,950	506,094
Celadon Group, Inc.	12,460	264,650
Heartland Express, Inc.	33,617	754,702
Knight Transportation, Inc.	36,416	872,527
Marten Transport Ltd.	14,133	286,052
P.A.M. Transportation Services, Inc. (a)	1,918	66,670
Patriot Transportation Holding, Inc. (a)	3,967	131,942
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Quality Distribution, Inc. (a)	16,317	$ 217,832
Roadrunner Transportation Systems, Inc. (a)(d)	16,597	417,249
Saia, Inc. (a)	14,686	670,416
Swift Transporation Co. (a)(d)	51,616	1,055,547
U.S.A. Truck, Inc. (a)(d)	3,730	69,005
Universal Truckload Services, Inc.	3,914	95,071
Werner Enterprises, Inc.	26,616	654,221
YRC Worldwide, Inc. (a)(d)	18,619	487,445
		6,549,423
Trading Companies & Distributors - 0.9%
Aceto Corp.	17,109	286,747
Aircastle Ltd.	38,486	690,824
Applied Industrial Technologies, Inc.	24,875	1,205,443
Beacon Roofing Supply, Inc. (a)(d)	30,140	833,070
CAI International, Inc. (a)(d)	10,274	196,131
DXP Enterprises, Inc. (a)	7,711	547,712
General Finance Corp. (a)	6,592	58,735
H&E Equipment Services, Inc. (a)	18,628	673,961
Houston Wire & Cable Co.	10,578	127,042
Kaman Corp.	16,308	652,483
Rush Enterprises, Inc. Class A (a)(d)	21,250	748,638
Stock Building Supply Holdings, Inc.	8,681	128,132
TAL International Group, Inc. (d)	20,244	894,785
Textainer Group Holdings Ltd.	12,852	469,998
Titan Machinery, Inc. (a)(d)	10,371	152,039
Watsco, Inc.	15,384	1,377,945
		9,043,685
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	32,168	609,584
TOTAL INDUSTRIALS		137,485,611
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.6%
ADTRAN, Inc.	34,557	768,548
Alliance Fiber Optic Products, Inc. (d)	7,495	100,283
Applied Optoelectronics, Inc.	8,804	158,472
Aruba Networks, Inc. (a)(d)	64,674	1,155,078
Bel Fuse, Inc. Class B (non-vtg.)	5,971	141,154
Black Box Corp.	9,265	191,786
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
CalAmp Corp. (a)(d)	21,445	$ 364,779
Calix Networks, Inc. (a)	24,620	228,720
Ciena Corp. (a)(d)	63,450	1,239,179
Clearfield, Inc. (a)(d)	6,790	87,387
Comtech Telecommunications Corp.	9,127	308,493
Digi International, Inc. (a)	15,110	124,809
Emulex Corp. (a)	47,302	278,136
Extreme Networks, Inc. (a)	57,460	270,062
Finisar Corp. (a)(d)	58,656	1,157,283
Harmonic, Inc. (a)	56,442	338,652
Infinera Corp. (a)(d)	72,943	671,076
InterDigital, Inc.	24,482	1,079,411
Ixia (a)	34,292	366,924
KVH Industries, Inc. (a)	9,444	122,866
NETGEAR, Inc. (a)(d)	22,411	701,688
NumereX Corp. Class A (a)(d)	8,706	87,495
Oclaro, Inc. (a)(d)	55,745	103,686
Oplink Communications, Inc.	11,019	210,022
Parkervision, Inc. (a)(d)	57,595	71,994
Plantronics, Inc.	25,900	1,216,523
Polycom, Inc. (a)	83,767	1,073,893
Procera Networks, Inc. (a)(d)	12,303	123,153
Ruckus Wireless, Inc. (a)(d)	38,609	498,442
ShoreTel, Inc. (a)	37,233	230,100
Sonus Networks, Inc. (a)	146,364	516,665
Tessco Technologies, Inc.	3,396	103,578
Ubiquiti Networks, Inc. (a)(d)	17,698	676,595
ViaSat, Inc. (a)(d)	25,043	1,464,264
		16,231,196
Electronic Equipment & Components - 2.7%
Aeroflex Holding Corp. (a)	11,850	125,136
Agilysys, Inc. (a)	8,728	114,773
Anixter International, Inc.	16,403	1,410,166
Badger Meter, Inc.	9,171	457,633
Belden, Inc.	26,353	1,789,369
Benchmark Electronics, Inc. (a)	33,062	798,447
Checkpoint Systems, Inc. (a)	24,776	303,258
Cognex Corp. (a)	52,563	2,154,032
Coherent, Inc. (a)	15,219	896,551
Control4 Corp. (d)	6,806	114,409
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CTS Corp.	21,270	$ 369,885
CUI Global, Inc. (a)(d)	12,284	76,284
Daktronics, Inc.	22,484	249,572
DTS, Inc. (a)	10,104	182,781
Electro Rent Corp.	9,767	148,947
Electro Scientific Industries, Inc.	14,574	87,153
Fabrinet (a)	20,908	388,889
FARO Technologies, Inc. (a)	10,263	519,616
FEI Co.	25,501	1,953,377
GSI Group, Inc. (a)	18,090	208,578
II-VI, Inc. (a)	31,294	429,354
Insight Enterprises, Inc. (a)	24,376	640,358
InvenSense, Inc. (a)(d)	43,101	991,754
Itron, Inc. (a)	23,903	860,030
KEMET Corp. (a)	27,013	133,174
Littelfuse, Inc.	13,677	1,188,805
Maxwell Technologies, Inc. (a)(d)	17,824	193,925
Measurement Specialties, Inc. (a)	9,511	817,851
Mercury Systems, Inc. (a)	19,802	218,812
Mesa Laboratories, Inc.	1,660	126,940
Methode Electronics, Inc. Class A	23,046	737,011
MTS Systems Corp.	9,016	595,056
Multi-Fineline Electronix, Inc. (a)	5,253	51,269
Newport Corp. (a)	25,069	433,944
OSI Systems, Inc. (a)	12,240	811,512
Park Electrochemical Corp.	13,094	368,727
PC Connection, Inc.	5,758	117,636
Plexus Corp. (a)	20,199	794,427
RealD, Inc. (a)(d)	23,944	253,088
Rofin-Sinar Technologies, Inc. (a)	16,694	364,430
Rogers Corp. (a)	10,792	619,029
Sanmina Corp. (a)	49,759	1,158,887
ScanSource, Inc. (a)	17,542	628,179
Speed Commerce, Inc. (a)	29,048	90,339
SYNNEX Corp. (a)	17,214	1,110,303
TTM Technologies, Inc. (a)(d)	34,812	261,438
Universal Display Corp. (a)(d)	24,144	740,255
Viasystems Group, Inc. (a)	3,082	30,173
Vishay Precision Group, Inc. (a)	7,578	109,351
		27,224,913
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.7%
Aerohive Networks, Inc.	5,673	$ 47,653
Amber Road, Inc. (a)(d)	5,314	72,802
Angie's List, Inc. (a)(d)	25,971	216,338
Bankrate, Inc. (a)	40,894	689,473
Bazaarvoice, Inc. (a)(d)	29,758	220,507
Benefitfocus, Inc. (d)	2,911	112,190
Blucora, Inc. (a)(d)	25,165	429,567
Borderfree, Inc. (a)	3,558	47,357
Brightcove, Inc. (a)	19,113	113,722
Carbonite, Inc. (a)	10,542	102,574
Care.com, Inc. (d)	3,912	37,125
ChannelAdvisor Corp. (a)	12,327	282,658
comScore, Inc. (a)	21,163	765,889
Constant Contact, Inc. (a)	18,693	581,913
Conversant, Inc. (a)(d)	40,622	949,336
Cornerstone OnDemand, Inc. (a)(d)	32,276	1,350,428
Cvent, Inc. (d)	10,683	291,753
DealerTrack Holdings, Inc. (a)(d)	32,502	1,221,100
Demand Media, Inc. (a)	25,972	141,028
Demandware, Inc. (a)(d)	18,257	1,099,802
Dice Holdings, Inc. (a)	23,071	211,330
Digital River, Inc. (a)	20,794	297,146
E2open, Inc. (a)(d)	13,807	223,397
EarthLink Holdings Corp.	60,953	240,155
Endurance International Group Holdings, Inc. (d)	17,951	244,672
Envestnet, Inc. (a)	20,794	906,826
Everyday Health, Inc. (d)	4,504	74,856
Five9, Inc. (d)	7,262	52,867
Global Eagle Entertainment, Inc. (a)	22,710	231,642
Gogo, Inc. (a)(d)	33,275	539,388
GrubHub, Inc. (d)	5,318	192,990
GTT Communications, Inc. (a)(d)	8,389	85,232
Internap Network Services Corp. (a)	32,343	233,193
IntraLinks Holdings, Inc. (a)	23,382	187,524
j2 Global, Inc. (d)	28,928	1,415,158
Limelight Networks, Inc. (a)	35,565	91,402
Liquidity Services, Inc. (a)	15,816	213,358
LivePerson, Inc. (a)	32,276	380,211
LogMeIn, Inc. (a)	14,459	588,626
Marchex, Inc. Class B	19,556	215,116
Marin Software, Inc. (a)(d)	15,684	143,822
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Marketo, Inc. (a)(d)	15,266	$ 417,525
Millennial Media, Inc. (a)(d)	44,886	154,857
Monster Worldwide, Inc. (a)	54,200	352,300
Move, Inc. (a)	23,568	344,093
NIC, Inc.	39,922	673,484
Opower, Inc. (d)	4,625	74,000
Perficient, Inc. (a)	20,580	349,654
Q2 Holdings, Inc. (a)	5,889	77,558
QuinStreet, Inc. (a)	20,658	103,083
RealNetworks, Inc. (a)	13,674	102,828
Reis, Inc.	4,919	106,300
Rocket Fuel, Inc. (d)	10,929	288,635
SciQuest, Inc. (a)(d)	16,336	251,411
Shutterstock, Inc. (a)(d)	9,265	722,114
SPS Commerce, Inc. (a)	10,026	534,887
Stamps.com, Inc. (a)	8,460	267,590
TechTarget, Inc. (a)(d)	9,871	75,020
Textura Corp. (a)(d)	11,102	277,217
Travelzoo, Inc. (a)	4,378	75,477
Tremor Video, Inc. (a)(d)	21,123	78,578
TrueCar, Inc. (d)	4,630	62,829
Trulia, Inc. (a)(d)	22,454	1,359,141
Unwired Planet, Inc. (d)	58,346	116,692
VistaPrint Ltd. (a)(d)	20,253	997,663
Web.com Group, Inc. (a)	31,563	837,998
WebMD Health Corp. (a)(d)	23,487	1,170,357
Wix.com Ltd. (a)	8,257	139,956
XO Group, Inc. (a)	16,029	179,044
Xoom Corp. (a)(d)	18,409	398,739
YuMe, Inc. (d)	10,795	64,446
Zix Corp. (a)	35,289	122,453
		26,318,055
IT Services - 2.4%
Acxiom Corp. (a)	46,636	854,372
Blackhawk Network Holdings, Inc. (a)	31,324	887,722
CACI International, Inc. Class A (a)(d)	13,992	965,308
Cardtronics, Inc. (a)	27,125	1,045,940
Cass Information Systems, Inc.	6,866	309,863
Ciber, Inc. (a)	46,333	161,702
Computer Task Group, Inc.	8,967	128,407
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp.	61,697	$ 1,196,305
CSG Systems International, Inc.	20,301	528,638
Datalink Corp. (a)	11,729	132,538
EPAM Systems, Inc. (a)	21,202	819,669
Euronet Worldwide, Inc. (a)	30,816	1,542,033
EVERTEC, Inc.	39,111	874,522
ExlService Holdings, Inc. (a)	19,457	545,769
Forrester Research, Inc.	6,500	251,420
Global Cash Access Holdings, Inc. (a)	39,205	328,146
Hackett Group, Inc.	14,936	89,616
Heartland Payment Systems, Inc. (d)	21,833	1,037,068
Higher One Holdings, Inc. (a)	20,233	84,574
iGATE Corp. (a)	21,907	781,642
Information Services Group, Inc. (a)	19,445	84,975
Lionbridge Technologies, Inc. (a)	38,491	220,553
Luxoft Holding, Inc. (a)	4,670	148,459
ManTech International Corp. Class A	14,262	385,074
Maximus, Inc.	40,902	1,691,707
ModusLink Global Solutions, Inc. (a)(d)	22,019	82,131
MoneyGram International, Inc. (a)	17,374	251,054
Neustar, Inc. Class A (a)(d)	34,028	948,020
PRG-Schultz International, Inc. (a)	17,907	107,800
Sapient Corp. (a)	69,590	1,027,148
Science Applications International Corp.	25,503	1,065,260
ServiceSource International, Inc. (a)(d)	40,756	180,549
Sykes Enterprises, Inc. (a)	23,483	486,098
Syntel, Inc. (a)	9,241	798,145
Teletech Holdings, Inc. (a)	10,445	287,551
Unisys Corp. (a)	31,136	662,885
Virtusa Corp. (a)	15,484	484,340
WEX, Inc. (a)	23,429	2,528,458
		24,005,461
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (a)(d)	24,480	411,754
Alpha & Omega Semiconductor Ltd. (a)	12,868	117,742
Ambarella, Inc. (a)(d)	17,153	490,747
Amkor Technology, Inc. (a)	50,815	449,713
Applied Micro Circuits Corp. (a)(d)	46,433	387,716
Audience, Inc. (a)(d)	8,339	79,471
Axcelis Technologies, Inc. (a)	66,221	115,887
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc.	41,840	$ 425,931
Cabot Microelectronics Corp. (a)	14,360	577,128
Cascade Microtech, Inc. (a)	7,609	84,156
Cavium, Inc. (a)(d)	31,978	1,491,774
Ceva, Inc. (a)	12,497	177,832
Cirrus Logic, Inc. (a)	37,632	844,086
Cohu, Inc.	15,035	167,640
Cypress Semiconductor Corp. (d)	96,232	972,906
Diodes, Inc. (a)	22,352	569,976
DSP Group, Inc. (a)	13,188	116,978
Entegris, Inc. (a)	84,555	971,537
Entropic Communications, Inc. (a)	52,915	147,633
Exar Corp. (a)	23,521	226,507
Fairchild Semiconductor International, Inc. (a)	75,670	1,151,697
FormFactor, Inc. (a)	33,079	223,283
GT Advanced Technologies, Inc. (a)(d)	82,427	1,140,790
Inphi Corp. (a)	18,646	284,538
Integrated Device Technology, Inc. (a)	80,761	1,159,728
Integrated Silicon Solution, Inc.	17,990	263,014
International Rectifier Corp. (a)	43,067	1,069,784
Intersil Corp. Class A	77,886	999,277
IXYS Corp.	14,558	166,252
Kopin Corp. (a)	39,283	134,741
Lattice Semiconductor Corp. (a)	70,082	479,361
M/A-COM Technology Solutions, Inc. (a)	7,163	142,544
MaxLinear, Inc. Class A (a)	16,588	157,254
Micrel, Inc.	26,565	277,870
Microsemi Corp. (a)	57,598	1,381,200
MKS Instruments, Inc.	32,620	1,036,664
Monolithic Power Systems, Inc.	22,990	948,108
Nanometrics, Inc. (a)	14,228	221,388
NVE Corp. (a)	2,886	191,486
Omnivision Technologies, Inc. (a)	33,397	748,093
PDF Solutions, Inc. (a)	18,175	348,233
Peregrine Semiconductor Corp. (a)(d)	16,538	111,466
Pericom Semiconductor Corp. (a)	13,206	116,609
Photronics, Inc. (a)	36,780	293,137
PLX Technology, Inc. (a)	24,200	157,058
PMC-Sierra, Inc. (a)	106,224	714,888
Power Integrations, Inc. (d)	18,466	994,025
QuickLogic Corp. (a)(d)	32,838	111,649
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rambus, Inc. (a)	69,091	$ 795,237
RF Micro Devices, Inc. (a)(d)	172,883	1,929,374
Rubicon Technology, Inc. (a)(d)	15,576	117,287
Rudolph Technologies, Inc. (a)(d)	19,854	182,855
Semtech Corp. (a)	41,037	916,356
Silicon Image, Inc. (a)	46,650	232,784
Silicon Laboratories, Inc. (a)	26,283	1,070,507
Spansion, Inc. Class A (a)	36,791	697,925
Synaptics, Inc. (a)(d)	21,742	1,570,425
Tessera Technologies, Inc.	31,838	809,004
TriQuint Semiconductor, Inc. (a)	103,538	1,861,613
Ultra Clean Holdings, Inc. (a)	17,533	152,011
Ultratech, Inc. (a)(d)	16,717	395,859
Veeco Instruments, Inc. (a)(d)	24,349	845,154
Vitesse Semiconductor Corp. (a)	28,682	86,046
Xcerra Corp. (a)	28,804	269,317
		35,783,005
Software - 4.1%
A10 Networks, Inc. (a)(d)	7,573	81,788
ACI Worldwide, Inc. (a)	69,180	1,296,433
Actuate Corp. (a)	27,427	115,742
Advent Software, Inc.	31,447	1,020,770
American Software, Inc. Class A	14,670	136,578
Aspen Technology, Inc. (a)	55,563	2,413,657
AVG Technologies NV (a)(d)	20,750	352,750
Barracuda Networks, Inc. (d)	4,723	131,158
Blackbaud, Inc.	28,201	1,035,259
Bottomline Technologies, Inc. (a)(c)	24,447	692,095
BroadSoft, Inc. (a)(d)	17,022	415,337
Callidus Software, Inc. (a)(d)	27,368	293,385
Cinedigm Corp. (a)	45,567	103,437
CommVault Systems, Inc. (a)	28,553	1,371,115
Compuware Corp.	130,818	1,190,444
Comverse, Inc. (a)	13,346	342,725
Covisint Corp. (d)	4,607	19,257
Cyan, Inc. (a)	16,369	63,021
Digimarc Corp.	3,889	98,625
Ebix, Inc. (d)	18,233	229,006
Ellie Mae, Inc. (a)(d)	16,741	480,802
EnerNOC, Inc. (a)	16,090	288,333
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
EPIQ Systems, Inc.	18,501	$ 266,784
ePlus, Inc. (a)	3,104	169,758
Fair Isaac Corp.	20,810	1,189,292
Fleetmatics Group PLC (a)(d)	22,753	718,767
Gigamon, Inc. (a)(d)	14,402	166,199
Glu Mobile, Inc. (a)(d)	53,525	300,275
Guidance Software, Inc. (a)(d)	10,611	82,129
Guidewire Software, Inc. (a)(d)	41,267	1,671,314
Imperva, Inc. (a)(d)	13,166	291,890
Infoblox, Inc. (a)	32,081	388,822
Interactive Intelligence Group, Inc. (a)	9,981	452,838
Jive Software, Inc. (a)(d)	25,327	200,590
Kofax Ltd. (a)(d)	44,182	317,227
Manhattan Associates, Inc. (a)	45,902	1,347,683
Mavenir Systems, Inc. (d)	5,752	64,940
Mentor Graphics Corp.	59,001	1,165,270
MicroStrategy, Inc. Class A (a)	5,525	790,793
Model N, Inc. (a)	11,476	112,924
Monotype Imaging Holdings, Inc.	24,418	729,854
NetScout Systems, Inc. (a)	22,096	939,743
Park City Group, Inc. (a)	5,682	59,718
Paycom Software, Inc.	3,880	49,586
Pegasystems, Inc.	21,107	451,057
Progress Software Corp. (a)	31,417	728,246
Proofpoint, Inc. (a)(d)	22,525	794,457
PROS Holdings, Inc. (a)	14,004	358,782
QAD, Inc. Class A	3,641	68,815
Qlik Technologies, Inc. (a)	54,756	1,448,844
Qualys, Inc. (a)(d)	11,975	286,083
Rally Software Development Corp. (a)(d)	14,803	150,547
RealPage, Inc. (a)(d)	30,844	496,743
Rosetta Stone, Inc. (a)	12,641	121,859
Sapiens International Corp. NV (a)	14,597	105,390
SeaChange International, Inc. (a)	19,570	146,579
Silver Spring Networks, Inc. (a)(d)	20,850	222,678
SS&C Technologies Holdings, Inc. (a)	41,193	1,784,069
Synchronoss Technologies, Inc. (a)(d)	21,490	868,411
Take-Two Interactive Software, Inc. (a)(d)	59,951	1,341,703
Tangoe, Inc. (a)(d)	23,036	317,897
TeleCommunication Systems, Inc. Class A (a)	28,669	90,307
TeleNav, Inc. (a)	16,217	80,598
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
The Rubicon Project, Inc. (d)	4,713	$ 56,132
TiVo, Inc. (a)	70,217	945,121
Tyler Technologies, Inc. (a)	19,976	1,812,422
Ultimate Software Group, Inc. (a)	17,180	2,317,754
Varonis Systems, Inc. (d)	3,172	66,866
Vasco Data Security International, Inc. (a)	17,533	237,923
Verint Systems, Inc. (a)	35,182	1,651,443
VirnetX Holding Corp. (a)(d)	25,326	354,057
Vringo, Inc. (a)(d)	42,545	138,697
Zendesk, Inc. (d)	6,767	117,678
		41,209,271
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc. (a)(d)	24,225	642,447
Dot Hill Systems Corp. (a)	35,724	140,395
Eastman Kodak Co. (a)	10,512	248,504
Electronics for Imaging, Inc. (a)	28,377	1,250,574
Immersion Corp. (a)	16,879	230,398
Intevac, Inc. (a)	14,235	90,250
Nimble Storage, Inc.	5,514	142,702
QLogic Corp. (a)	51,928	472,545
Quantum Corp. (a)	130,617	163,271
Silicon Graphics International Corp. (a)(d)	20,552	195,450
Super Micro Computer, Inc. (a)	20,552	537,846
Violin Memory, Inc. (d)	47,737	189,039
		4,303,421
TOTAL INFORMATION TECHNOLOGY		175,075,322
MATERIALS - 5.0%
Chemicals - 2.4%
A. Schulman, Inc.	18,021	716,155
Advanced Emissions Solutions, Inc. (a)	12,963	277,279
American Vanguard Corp. (d)	17,121	217,265
Axiall Corp.	42,269	1,810,381
Balchem Corp.	18,455	922,750
Calgon Carbon Corp. (a)	31,726	672,591
Chase Corp.	4,011	135,371
Chemtura Corp. (a)	58,301	1,356,081
Ferro Corp. (a)	44,129	553,378
Flotek Industries, Inc. (a)(d)	32,674	942,645
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
FutureFuel Corp.	12,962	$ 204,281
H.B. Fuller Co.	30,396	1,357,181
Hawkins, Inc.	7,110	243,518
Innophos Holdings, Inc.	13,066	789,578
Innospec, Inc.	14,522	583,930
Intrepid Potash, Inc. (a)(d)	33,210	491,840
KMG Chemicals, Inc.	5,722	95,958
Koppers Holdings, Inc.	12,180	438,845
Kraton Performance Polymers, Inc. (a)	19,519	402,287
Kronos Worldwide, Inc. (d)	12,473	185,972
Landec Corp. (a)	15,968	194,969
LSB Industries, Inc. (a)	11,512	443,327
Marrone Bio Innovations, Inc. (d)	6,738	62,461
Minerals Technologies, Inc.	20,849	1,210,701
Olin Corp.	47,942	1,273,819
OM Group, Inc.	19,866	561,612
OMNOVA Solutions, Inc. (a)	28,204	227,606
PolyOne Corp.	56,903	2,159,469
Quaker Chemical Corp.	7,877	556,195
Rentech, Inc. (a)(d)	135,806	294,699
Senomyx, Inc. (a)(d)	25,320	178,633
Sensient Technologies Corp.	29,453	1,546,283
Stepan Co.	11,450	550,974
Taminco Corp. (a)	16,976	354,798
Trecora Resources (a)	11,683	140,430
Tredegar Corp.	14,798	289,153
Tronox Ltd. Class A (d)	37,356	991,428
Zep, Inc.	13,690	213,427
		23,647,270
Construction Materials - 0.1%
Headwaters, Inc. (a)	43,736	467,538
U.S. Concrete, Inc. (a)(d)	8,447	216,159
United States Lime & Minerals, Inc.	1,168	67,300
		750,997
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	2,664	108,558
Berry Plastics Group, Inc. (a)	54,492	1,323,611
Graphic Packaging Holding Co. (a)	196,768	2,361,216
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Myers Industries, Inc.	16,445	$ 303,904
UFP Technologies, Inc. (a)	3,614	91,254
		4,188,543
Metals & Mining - 1.4%
A.M. Castle & Co. (a)(d)	11,179	92,562
AK Steel Holding Corp. (a)(d)	81,411	740,840
Allied Nevada Gold Corp. (a)(d)	62,068	194,273
Ampco-Pittsburgh Corp.	4,943	99,700
Century Aluminum Co. (a)	30,624	575,731
Coeur d'Alene Mines Corp. (a)	61,648	480,854
Commercial Metals Co.	71,761	1,237,160
Globe Specialty Metals, Inc.	39,080	743,692
Gold Resource Corp.	22,422	118,388
Handy & Harman Ltd. (a)	2,913	65,543
Haynes International, Inc.	7,386	367,823
Hecla Mining Co. (d)	204,333	645,692
Horsehead Holding Corp. (a)(d)	31,533	590,613
Kaiser Aluminum Corp.	10,737	829,111
Materion Corp.	12,264	396,250
Molycorp, Inc. (a)(d)	108,407	226,571
Noranda Aluminium Holding Corp.	26,406	116,715
Olympic Steel, Inc.	5,422	118,904
RTI International Metals, Inc. (a)	18,279	454,416
Schnitzer Steel Industries, Inc. Class A	16,587	443,039
Stillwater Mining Co. (a)(d)	72,652	1,300,471
SunCoke Energy, Inc. (a)	42,616	972,923
U.S. Silica Holdings, Inc.	32,526	1,828,612
Universal Stainless & Alloy Products, Inc. (a)	4,205	121,230
Walter Energy, Inc. (d)	39,199	225,394
Worthington Industries, Inc.	31,233	1,194,662
		14,181,169
Paper & Forest Products - 0.7%
Boise Cascade Co. (a)	24,155	679,963
Clearwater Paper Corp. (a)	12,161	822,084
Deltic Timber Corp.	6,615	404,177
Kapstone Paper & Packaging Corp. (a)	51,177	1,522,004
Louisiana-Pacific Corp. (a)(d)	85,809	1,161,854
Neenah Paper, Inc.	9,861	489,303
P.H. Glatfelter Co.	25,647	610,399
Resolute Forest Products (a)	39,987	615,400
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Schweitzer-Mauduit International, Inc.	18,687	$ 762,990
Wausau-Mosinee Paper Corp.	25,135	253,109
		7,321,283
TOTAL MATERIALS		50,089,262
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)(d)	52,843	426,971
Atlantic Tele-Network, Inc.	5,586	326,837
Cincinnati Bell, Inc. (a)	124,498	474,337
Cogent Communications Group, Inc.	28,333	983,438
Consolidated Communications Holdings, Inc.	25,458	569,750
Enventis Corp.	8,131	133,186
FairPoint Communications, Inc. (a)	12,367	180,558
General Communications, Inc. Class A (a)	21,386	236,101
Globalstar, Inc. (a)	163,493	647,432
Hawaiian Telcom Holdco, Inc. (a)(d)	6,304	177,773
IDT Corp. Class B	10,028	156,337
inContact, Inc. (a)(d)	36,157	288,894
Inteliquent, Inc.	19,319	204,975
Intelsat SA (a)(d)	16,293	302,072
Iridium Communications, Inc. (a)(d)	48,005	392,681
Lumos Networks Corp.	11,197	171,762
ORBCOMM, Inc. (a)	26,520	166,546
Premiere Global Services, Inc. (a)	30,278	396,642
VocalTec Communications Ltd. (a)	10,619	151,533
Vonage Holdings Corp. (a)	103,743	361,026
		6,748,851
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	13,814	84,404
Leap Wireless International, Inc. rights	29,000	73,080
NTELOS Holdings Corp. (d)	10,090	121,484
RingCentral, Inc. (d)	16,687	249,137
Shenandoah Telecommunications Co.	14,349	397,611
Spok Holdings, Inc.	12,901	193,128
		1,118,844
TOTAL TELECOMMUNICATION SERVICES		7,867,695
Common Stocks - continued
	Shares	Value
UTILITIES - 3.3%
Electric Utilities - 1.4%
Allete, Inc.	25,612	$ 1,201,715
Cleco Corp.	36,399	2,028,880
El Paso Electric Co.	24,636	907,837
Empire District Electric Co.	26,798	656,819
IDACORP, Inc.	30,255	1,620,155
MGE Energy, Inc.	21,098	793,707
NRG Yield, Inc. Class A (d)	11,961	624,962
Otter Tail Corp.	21,719	607,263
PNM Resources, Inc.	48,275	1,238,254
Portland General Electric Co.	46,557	1,486,565
UIL Holdings Corp.	34,202	1,200,832
Unitil Corp.	9,097	291,104
UNS Energy Corp.	24,833	1,500,410
		14,158,503
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	6,180	402,256
Laclede Group, Inc.	24,720	1,161,346
New Jersey Resources Corp.	25,524	1,303,766
Northwest Natural Gas Co.	16,160	698,435
ONE Gas, Inc.	31,421	1,131,156
Piedmont Natural Gas Co., Inc. (d)	46,411	1,609,998
South Jersey Industries, Inc.	19,639	1,052,061
Southwest Gas Corp.	27,692	1,371,585
WGL Holdings, Inc.	30,908	1,204,794
		9,935,397
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	10,562	272,394
Pattern Energy Group, Inc.	23,501	728,296
		1,000,690
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	71,868	272,220
Black Hills Corp.	26,576	1,400,821
Dynegy, Inc. (a)	60,555	1,607,735
		3,280,776
Multi-Utilities - 0.2%
Avista Corp.	36,518	1,133,154
NorthWestern Energy Corp.	23,729	1,096,754
		2,229,908
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.3%
American States Water Co.	23,722	$ 724,707
Artesian Resources Corp. Class A	4,623	100,735
California Water Service Group	29,603	674,060
Connecticut Water Service, Inc.	7,428	236,879
Middlesex Water Co.	10,508	213,523
SJW Corp.	9,336	250,298
York Water Co.	7,708	146,683
		2,346,885
TOTAL UTILITIES		32,952,159
TOTAL COMMON STOCKS (Cost $936,890,079)		992,385,186
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (e) (Cost $999,682)	$ 1,000,000	999,625
Money Market Funds - 24.2%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,950,873	7,950,873
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	233,834,092	233,834,092
TOTAL MONEY MARKET FUNDS (Cost $241,784,965)		241,784,965
TOTAL INVESTMENT PORTFOLIO - 123.5% (Cost $1,179,674,276)		1,235,169,776
NET OTHER ASSETS (LIABILITIES) - (23.5)%		(235,021,772)
NET ASSETS - 100%		$ 1,000,148,004
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
67 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	$ 7,481,890	$ (193,051)

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,805.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,452
Fidelity Securities Lending Cash Central Fund	668,482
Total	$ 670,934
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 130,907,255	$ 130,907,255	$ -	$ -
Consumer Staples	31,407,837	31,407,837	-	-
Energy	60,620,583	60,620,547	-	36
Financials	233,660,625	233,660,625	-	-
Health Care	132,318,837	132,277,402	-	41,435
Industrials	137,485,611	137,485,611	-	-
Information Technology	175,075,322	175,075,322	-	-
Materials	50,089,262	50,089,262	-	-
Telecommunication Services	7,867,695	7,794,615	-	73,080
Utilities	32,952,159	32,952,159	-	-
U.S. Government and Government Agency Obligations	999,625	-	999,625	-
Money Market Funds	241,784,965	241,784,965	-	-
Total Investments in Securities:	$ 1,235,169,776	$ 1,234,055,600	$ 999,625	$ 114,551
Derivative Instruments:
Liabilities
Futures Contracts	$ (193,051)	$ (193,051)	$ -	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $1,180,842,458. Net unrealized appreciation aggregated $54,327,318, of which $122,092,434 related to appreciated investment securities and $67,765,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Mid Cap Index Fund

July 31, 2014

1.929304.102

MCX-QTLY-0914

Investments July 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.8%
BorgWarner, Inc.	26,324	$ 1,638,669
Gentex Corp.	16,932	489,335
Lear Corp.	9,376	882,938
The Goodyear Tire & Rubber Co.	28,665	721,498
TRW Automotive Holdings Corp. (a)	12,766	1,305,834
Visteon Corp. (a)	5,593	534,132
		5,572,406
Automobiles - 0.6%
Harley-Davidson, Inc.	25,194	1,557,493
Tesla Motors, Inc. (a)(d)	10,957	2,446,698
Thor Industries, Inc.	5,249	278,040
		4,282,231
Distributors - 0.3%
Genuine Parts Co.	17,709	1,466,659
LKQ Corp. (a)	34,830	910,979
		2,377,638
Diversified Consumer Services - 0.4%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	11,056	308,794
DeVry, Inc.	7,240	289,383
Graham Holdings Co.	508	348,361
H&R Block, Inc.	31,707	1,018,746
Service Corp. International	24,384	512,064
		2,477,348
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	4,795	129,273
Bally Technologies, Inc. (a)(d)	4,478	269,441
Brinker International, Inc.	7,394	331,547
Burger King Worldwide, Inc.	12,302	324,527
Chipotle Mexican Grill, Inc. (a)	3,583	2,409,568
Choice Hotels International, Inc.	3,940	184,747
Darden Restaurants, Inc. (d)	15,308	715,649
Domino's Pizza, Inc.	6,500	468,000
Dunkin' Brands Group, Inc.	12,349	529,278
Hilton Worldwide Holdings, Inc.	15,425	373,439
Hyatt Hotels Corp. Class A (a)	4,731	278,325
International Game Technology	28,525	482,928
Marriott International, Inc. Class A	25,530	1,652,046
MGM Mirage, Inc. (a)	43,064	1,155,838
Norwegian Cruise Line Holdings Ltd. (a)	10,305	337,798
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)(d)	2,792	$ 411,262
Royal Caribbean Cruises Ltd.	19,161	1,142,954
SeaWorld Entertainment, Inc.	7,753	215,921
Six Flags Entertainment Corp.	8,303	317,341
Starwood Hotels & Resorts Worldwide, Inc.	22,144	1,701,545
Wendy's Co.	31,365	255,625
Wyndham Worldwide Corp.	14,693	1,110,056
Wynn Resorts Ltd.	9,347	1,992,780
		16,789,888
Household Durables - 1.5%
D.R. Horton, Inc.	38,223	791,216
Garmin Ltd. (d)	14,034	772,431
Harman International Industries, Inc.	7,854	852,552
Jarden Corp. (a)	14,880	831,792
Leggett & Platt, Inc.	15,840	519,552
Lennar Corp. Class A	20,572	745,324
Mohawk Industries, Inc. (a)	7,084	883,871
Newell Rubbermaid, Inc.	31,901	1,036,144
NVR, Inc. (a)	511	575,621
PulteGroup, Inc.	43,667	770,723
Taylor Morrison Home Corp. (a)	3,549	63,101
Tempur Sealy International, Inc. (a)	6,935	379,414
Toll Brothers, Inc. (a)	20,614	673,872
Tupperware Brands Corp.	5,827	424,089
Whirlpool Corp.	8,963	1,278,482
		10,598,184
Internet & Catalog Retail - 1.1%
Expedia, Inc.	11,686	928,102
Groupon, Inc. Class A (a)(d)	54,814	354,647
HomeAway, Inc. (a)(d)	10,658	370,046
Liberty Interactive Corp.:
(Venture Group) Series A (a)	8,544	590,903
Series A (a)	56,625	1,588,331
Netflix, Inc. (a)	6,910	2,920,995
TripAdvisor, Inc. (a)	12,855	1,219,168
zulily, Inc. Class A (d)	1,452	50,268
		8,022,460
Leisure Products - 0.4%
Hasbro, Inc.	13,355	667,216
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Products - continued
Mattel, Inc.	39,098	$ 1,385,047
Polaris Industries, Inc.	7,623	1,124,697
		3,176,960
Media - 2.5%
AMC Networks, Inc. Class A (a)	6,808	407,595
Cablevision Systems Corp. - NY Group Class A	22,282	428,260
CBS Outdoor Americas, Inc.	13,765	458,237
Charter Communications, Inc. Class A (a)	9,152	1,414,167
Cinemark Holdings, Inc.	13,164	431,779
Clear Channel Outdoor Holding, Inc. Class A	4,568	34,488
Discovery Communications, Inc. Class A (a)	26,493	2,257,469
DISH Network Corp. Class A (a)	24,597	1,521,570
DreamWorks Animation SKG, Inc. Class A (a)(d)	8,519	170,380
Gannett Co., Inc.	26,254	859,031
Interpublic Group of Companies, Inc.	48,928	964,371
John Wiley & Sons, Inc. Class A	5,132	308,382
Lamar Advertising Co. Class A	9,077	455,212
Liberty Media Corp. (a)	21,898	1,029,206
Liberty Media Corp. Class A (a)	10,949	515,150
Lions Gate Entertainment Corp.	9,172	282,498
Live Nation Entertainment, Inc. (a)	16,477	382,431
Morningstar, Inc.	2,194	148,775
News Corp. Class A (a)	57,475	1,014,434
Omnicom Group, Inc.	29,814	2,086,682
Regal Entertainment Group Class A (d)	9,426	183,430
Scripps Networks Interactive, Inc. Class A	12,222	1,007,215
Sirius XM Holdings, Inc. (a)(d)	318,495	1,076,513
Starz - Liberty Capital Series A (a)	10,667	304,116
The Madison Square Garden Co. Class A (a)	7,048	418,228
		18,159,619
Multiline Retail - 1.4%
Big Lots, Inc.	6,624	289,800
Dillard's, Inc. Class A	2,916	347,646
Dollar General Corp. (a)	35,735	1,973,644
Dollar Tree, Inc. (a)	23,880	1,300,744
Family Dollar Stores, Inc.	11,040	825,240
J.C. Penney Co., Inc. (a)(d)	34,722	325,692
Kohl's Corp.	24,101	1,290,368
Macy's, Inc.	41,707	2,410,248
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	15,981	$ 1,106,365
Sears Holdings Corp. (a)(d)	3,101	118,303
		9,988,050
Specialty Retail - 3.5%
Aarons, Inc. Class A	7,359	194,130
Abercrombie & Fitch Co. Class A (d)	8,298	326,443
Advance Auto Parts, Inc.	8,414	1,019,020
Ascena Retail Group, Inc. (a)	14,845	238,411
AutoNation, Inc. (a)	8,403	448,048
AutoZone, Inc. (a)	3,762	1,945,067
Bed Bath & Beyond, Inc. (a)(d)	23,532	1,489,340
Best Buy Co., Inc.	33,127	984,866
Cabela's, Inc. Class A (a)(d)	5,697	332,477
CarMax, Inc. (a)(d)	25,424	1,240,945
Chico's FAS, Inc.	17,375	274,699
CST Brands, Inc.	8,616	288,033
Dick's Sporting Goods, Inc.	11,159	474,592
DSW, Inc. Class A	8,575	228,009
Foot Locker, Inc.	16,828	799,835
GameStop Corp. Class A (d)	13,251	556,144
Gap, Inc.	30,534	1,224,719
GNC Holdings, Inc.	10,529	345,456
L Brands, Inc.	28,060	1,626,638
Murphy U.S.A., Inc. (a)	5,323	263,063
O'Reilly Automotive, Inc. (a)	12,224	1,833,600
Penske Automotive Group, Inc.	4,853	225,422
PetSmart, Inc.	11,447	779,999
Ross Stores, Inc.	24,508	1,578,315
Sally Beauty Holdings, Inc. (a)	18,797	487,782
Signet Jewelers Ltd.	9,264	942,983
Staples, Inc.	74,624	864,892
Tiffany & Co., Inc.	13,012	1,270,101
Tractor Supply Co.	15,998	994,596
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,423	685,366
Urban Outfitters, Inc. (a)	12,202	435,977
Williams-Sonoma, Inc.	10,866	728,783
		25,127,751
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	6,235	477,352
Coach, Inc.	31,627	1,093,029
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Deckers Outdoor Corp. (a)	3,943	$ 348,995
Fossil Group, Inc. (a)	5,387	527,926
Hanesbrands, Inc.	11,475	1,121,222
Kate Spade & Co. (a)	14,613	552,810
Michael Kors Holdings Ltd. (a)	23,548	1,918,691
PVH Corp.	9,492	1,045,829
Ralph Lauren Corp.	6,809	1,061,251
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	19,945	1,331,329
VF Corp.	39,690	2,431,806
		11,910,240
TOTAL CONSUMER DISCRETIONARY		118,482,775
CONSUMER STAPLES - 5.4%
Beverages - 1.1%
Brown-Forman Corp. Class B (non-vtg.)	17,735	1,536,738
Coca-Cola Enterprises, Inc.	28,980	1,317,141
Constellation Brands, Inc. Class A (sub. vtg.) (a)	18,463	1,537,229
Dr. Pepper Snapple Group, Inc.	22,625	1,329,445
Molson Coors Brewing Co. Class B	15,670	1,058,195
Monster Beverage Corp. (a)	16,518	1,056,491
		7,835,239
Food & Staples Retailing - 0.9%
Kroger Co.	58,740	2,877,085
Rite Aid Corp. (a)	112,568	753,080
Safeway, Inc.	26,479	912,466
Sprouts Farmers Market LLC (d)	11,141	339,912
Whole Foods Market, Inc.	42,389	1,620,108
		6,502,651
Food Products - 2.3%
Bunge Ltd.	16,990	1,339,492
Campbell Soup Co.	20,025	832,840
ConAgra Foods, Inc.	48,556	1,462,992
Flowers Foods, Inc.	19,963	381,094
Hillshire Brands Co.	14,518	911,295
Hormel Foods Corp.	15,439	698,769
Ingredion, Inc.	8,608	633,807
Keurig Green Mountain, Inc.	16,301	1,944,383
McCormick & Co., Inc. (non-vtg.)	15,049	989,923
Mead Johnson Nutrition Co. Class A	23,278	2,128,540
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Pilgrims Pride Corp. (a)	7,198	$ 201,256
Pinnacle Foods, Inc.	6,187	186,414
The Hain Celestial Group, Inc. (a)	5,800	495,900
The Hershey Co.	17,211	1,517,150
The J.M. Smucker Co.	11,947	1,190,399
Tyson Foods, Inc. Class A	30,949	1,151,612
WhiteWave Foods Co. (a)	20,058	597,528
		16,663,394
Household Products - 0.5%
Church & Dwight Co., Inc.	15,668	1,005,572
Clorox Co. (d)	14,795	1,285,242
Energizer Holdings, Inc.	7,110	815,944
Spectrum Brands Holdings, Inc.	2,419	201,745
		3,308,503
Personal Products - 0.2%
Avon Products, Inc.	50,196	662,587
Coty, Inc. Class A	7,948	135,990
Herbalife Ltd. (d)	9,374	491,198
Nu Skin Enterprises, Inc. Class A	6,799	399,033
		1,688,808
Tobacco - 0.4%
Lorillard, Inc.	41,795	2,527,762
TOTAL CONSUMER STAPLES		38,526,357
ENERGY - 6.4%
Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	7,340	353,421
Cameron International Corp. (a)	23,526	1,668,229
Diamond Offshore Drilling, Inc. (d)	7,641	357,522
Dresser-Rand Group, Inc. (a)	8,840	526,068
Dril-Quip, Inc. (a)	4,722	475,836
FMC Technologies, Inc. (a)	27,122	1,649,018
Frank's International NV (d)	3,803	88,039
Helmerich & Payne, Inc.	11,144	1,184,161
Nabors Industries Ltd.	34,314	931,968
Oceaneering International, Inc.	12,492	848,332
Oil States International, Inc. (a)	5,365	328,821
Patterson-UTI Energy, Inc.	16,699	573,611
Rowan Companies PLC	14,211	433,720
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
RPC, Inc.	6,897	$ 155,183
Seadrill Ltd. (d)	40,729	1,476,834
Seventy Seven Energy, Inc. (a)	4,391	98,484
Superior Energy Services, Inc.	18,141	609,538
Tidewater, Inc.	5,805	274,402
Unit Corp. (a)	5,655	358,244
		12,391,431
Oil, Gas & Consumable Fuels - 4.7%
Antero Resources Corp.	6,039	348,813
Athlon Energy, Inc.	5,834	278,048
Cabot Oil & Gas Corp.	48,116	1,585,422
Cheniere Energy, Inc. (a)	27,424	1,940,522
Chesapeake Energy Corp.	60,733	1,601,529
Cimarex Energy Co.	10,033	1,394,788
Cobalt International Energy, Inc. (a)	40,599	650,396
Concho Resources, Inc. (a)	12,996	1,829,837
CONSOL Energy, Inc.	26,533	1,030,011
Continental Resources, Inc. (a)(d)	4,960	728,029
CVR Energy, Inc. (d)	1,730	81,448
Denbury Resources, Inc.	40,794	691,458
Energen Corp.	8,419	687,243
EP Energy Corp. (d)	3,869	77,380
EQT Corp.	17,494	1,641,287
Golar LNG Ltd.	6,068	373,849
Gulfport Energy Corp. (a)	9,860	526,623
HollyFrontier Corp.	22,922	1,077,563
Kosmos Energy Ltd. (a)	12,021	115,762
Laredo Petroleum Holdings, Inc. (a)(d)	8,851	240,216
Murphy Oil Corp.	20,700	1,286,091
Newfield Exploration Co. (a)	15,748	634,644
Noble Energy, Inc.	41,569	2,763,923
Oasis Petroleum, Inc. (a)	11,695	625,098
ONEOK, Inc.	23,951	1,543,163
PBF Energy, Inc. Class A	7,878	213,494
Peabody Energy Corp. (d)	31,394	476,247
QEP Resources, Inc.	20,811	687,804
Range Resources Corp.	18,902	1,428,802
Rice Energy, Inc.	5,723	150,515
SandRidge Energy, Inc. (a)(d)	56,356	335,882
SM Energy Co.	7,746	608,371
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	40,696	$ 1,651,444
Targa Resources Corp.	4,358	555,645
Teekay Corp.	5,184	288,541
Tesoro Corp.	14,927	918,608
Ultra Petroleum Corp. (a)(d)	17,704	405,776
Whiting Petroleum Corp. (a)	13,727	1,214,702
World Fuel Services Corp.	8,197	352,061
WPX Energy, Inc. (a)	23,391	481,153
		33,522,188
TOTAL ENERGY		45,913,619
FINANCIALS - 20.0%
Banks - 2.8%
Associated Banc-Corp.	18,162	325,463
Bank of Hawaii Corp.	5,054	288,988
BankUnited, Inc.	11,574	361,572
BOK Financial Corp.	3,294	218,195
CIT Group, Inc.	22,340	1,097,117
City National Corp.	5,421	407,930
Comerica, Inc.	20,958	1,053,349
Commerce Bancshares, Inc. (d)	9,535	429,647
Cullen/Frost Bankers, Inc.	6,176	481,543
East West Bancorp, Inc.	16,639	566,724
Fifth Third Bancorp	97,932	2,005,647
First Horizon National Corp.	26,969	317,695
First Niagara Financial Group, Inc.	41,283	355,034
First Republic Bank	15,914	743,502
Fulton Financial Corp.	22,486	254,991
Huntington Bancshares, Inc.	95,616	938,949
KeyCorp	101,838	1,378,887
M&T Bank Corp.	15,124	1,837,566
PacWest Bancorp	11,779	490,831
Popular, Inc. (a)	11,791	376,133
Regions Financial Corp.	158,993	1,612,189
Signature Bank (a)	5,496	628,687
SunTrust Banks, Inc.	61,373	2,335,243
SVB Financial Group (a)	5,823	634,823
Synovus Financial Corp.	15,867	373,668
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
TCF Financial Corp.	18,964	$ 299,821
Zions Bancorporation (d)	21,384	616,287
		20,430,481
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	6,373	1,269,820
Ameriprise Financial, Inc.	21,854	2,613,738
Artisan Partners Asset Management, Inc.	3,135	163,334
E*TRADE Financial Corp. (a)	33,305	700,071
Eaton Vance Corp. (non-vtg.)	13,956	490,274
Federated Investors, Inc. Class B (non-vtg.)	10,695	301,813
Invesco Ltd.	49,806	1,874,200
Lazard Ltd. Class A	14,256	745,589
Legg Mason, Inc.	11,970	567,977
LPL Financial	10,126	480,782
Northern Trust Corp.	27,210	1,820,077
NorthStar Asset Management Group, Inc. (a)	20,977	375,698
Raymond James Financial, Inc.	14,457	736,584
SEI Investments Co.	15,355	550,016
T. Rowe Price Group, Inc.	30,215	2,346,497
TD Ameritrade Holding Corp.	30,991	995,431
Waddell & Reed Financial, Inc. Class A	9,847	519,823
		16,551,724
Consumer Finance - 0.3%
Ally Financial, Inc. (a)	31,151	715,227
Navient Corp.	48,750	838,500
Santander Consumer U.S.A. Holdings, Inc.	9,960	190,933
SLM Corp.	48,957	433,759
		2,178,419
Diversified Financial Services - 1.5%
CBOE Holdings, Inc.	9,958	482,664
Interactive Brokers Group, Inc.	6,144	141,404
IntercontinentalExchange Group, Inc.	13,277	2,552,105
Leucadia National Corp.	42,559	1,051,633
McGraw Hill Financial, Inc.	31,326	2,512,972
Moody's Corp.	21,756	1,892,772
MSCI, Inc. Class A (a)	13,479	609,925
The NASDAQ OMX Group, Inc.	13,506	569,818
Voya Financial, Inc.	16,643	617,455
		10,430,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.3%
Alleghany Corp. (a)	1,909	$ 790,040
Allied World Assurance Co. Holdings Ltd.	11,243	404,860
American Financial Group, Inc.	8,317	465,669
American National Insurance Co.	798	86,982
Aon PLC	34,142	2,880,219
Arch Capital Group Ltd. (a)	15,482	827,513
Arthur J. Gallagher & Co.	18,127	815,715
Aspen Insurance Holdings Ltd.	7,457	298,355
Assurant, Inc.	8,292	525,381
Assured Guaranty Ltd.	20,780	463,810
Axis Capital Holdings Ltd.	12,494	539,116
Brown & Brown, Inc.	13,763	423,625
Cincinnati Financial Corp.	18,870	868,397
CNA Financial Corp.	3,102	115,922
Endurance Specialty Holdings Ltd. (d)	5,105	270,003
Erie Indemnity Co. Class A	2,771	202,893
Everest Re Group Ltd.	5,315	828,662
FNF Group	31,948	866,110
FNFV Group	10,607	173,531
Genworth Financial, Inc. Class A (a)	57,320	750,892
Hanover Insurance Group, Inc.	5,035	291,073
Hartford Financial Services Group, Inc.	51,838	1,770,786
HCC Insurance Holdings, Inc.	11,619	542,375
Lincoln National Corp.	30,434	1,594,437
Loews Corp.	37,487	1,579,327
Markel Corp. (a)	1,611	1,018,329
MBIA, Inc. (a)	16,149	154,707
Mercury General Corp.	3,052	150,219
Old Republic International Corp.	29,735	427,887
PartnerRe Ltd.	5,832	608,628
Principal Financial Group, Inc.	33,921	1,685,195
ProAssurance Corp.	6,768	295,288
Progressive Corp.	68,207	1,598,772
Protective Life Corp.	9,088	630,525
Reinsurance Group of America, Inc.	8,024	644,006
RenaissanceRe Holdings Ltd. (d)	4,630	452,860
StanCorp Financial Group, Inc.	4,992	301,217
Torchmark Corp.	15,161	799,591
Unum Group	29,813	1,023,480
Validus Holdings Ltd.	10,370	378,816
W.R. Berkley Corp.	11,627	518,680
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
White Mountains Insurance Group Ltd.	717	$ 433,720
XL Group PLC Class A	31,299	1,009,080
		30,506,693
Real Estate Investment Trusts - 8.0%
Alexandria Real Estate Equities, Inc.	8,293	651,830
American Campus Communities, Inc.	11,970	465,872
American Capital Agency Corp.	40,757	942,302
American Homes 4 Rent Class A	15,940	290,427
American Realty Capital Properties, Inc.	104,838	1,374,426
Annaly Capital Management, Inc.	109,328	1,213,541
Apartment Investment & Management Co. Class A	16,954	579,488
AvalonBay Communities, Inc.	14,914	2,208,465
BioMed Realty Trust, Inc.	22,088	474,892
Boston Properties, Inc.	17,631	2,106,023
Brandywine Realty Trust (SBI)	17,946	279,060
Brixmor Property Group, Inc.	5,514	124,892
Camden Property Trust (SBI)	9,936	718,969
CBL & Associates Properties, Inc.	18,980	354,926
Chimera Investment Corp.	117,307	371,863
Columbia Property Trust, Inc.	14,244	363,364
CommonWealth REIT	13,762	369,647
Corporate Office Properties Trust (SBI)	10,019	284,239
Corrections Corp. of America	13,274	427,688
Crown Castle International Corp.	38,452	2,852,369
DDR Corp.	34,999	613,882
Digital Realty Trust, Inc. (d)	15,616	1,005,514
Douglas Emmett, Inc.	16,876	480,797
Duke Realty LP	38,186	686,966
Equity Lifestyle Properties, Inc.	9,491	420,356
Essex Property Trust, Inc.	7,202	1,365,283
Extra Space Storage, Inc.	13,428	694,630
Federal Realty Investment Trust (SBI)	7,769	948,595
Gaming & Leisure Properties (d)	9,631	324,276
General Growth Properties, Inc.	65,199	1,523,701
HCP, Inc.	52,823	2,193,739
Health Care REIT, Inc.	35,412	2,253,266
Healthcare Trust of America, Inc.	27,073	322,439
Home Properties, Inc.	6,523	429,148
Hospitality Properties Trust (SBI)	17,400	497,118
Host Hotels & Resorts, Inc.	87,187	1,895,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kilroy Realty Corp.	9,405	$ 581,605
Kimco Realty Corp.	47,529	1,063,699
Liberty Property Trust (SBI)	17,147	603,060
MFA Financial, Inc.	41,989	341,790
Mid-America Apartment Communities, Inc.	8,578	599,774
National Retail Properties, Inc. (d)	14,082	500,897
NorthStar Realty Finance Corp.	20,943	337,182
Omega Healthcare Investors, Inc.	14,633	534,690
Piedmont Office Realty Trust, Inc. Class A (d)	18,185	353,698
Plum Creek Timber Co., Inc.	20,454	846,182
Post Properties, Inc.	6,215	336,853
Prologis, Inc.	57,578	2,349,758
Rayonier, Inc.	14,621	497,991
Realty Income Corp.	25,565	1,100,573
Regency Centers Corp.	10,556	573,824
Retail Properties America, Inc.	27,026	406,741
Senior Housing Properties Trust (SBI)	23,623	540,022
SL Green Realty Corp.	10,998	1,185,584
Spirit Realty Capital, Inc.	46,188	534,395
Starwood Property Trust, Inc.	25,628	604,821
Tanger Factory Outlet Centers, Inc.	10,374	359,459
Taubman Centers, Inc.	7,239	532,501
The Macerich Co.	16,267	1,057,518
Two Harbors Investment Corp.	41,811	427,727
UDR, Inc.	29,072	845,414
Ventas, Inc.	33,936	2,154,936
Vornado Realty Trust	21,533	2,282,929
Washington Prime Group, Inc. (a)	17,715	334,636
Weingarten Realty Investors (SBI)	13,967	459,654
Weyerhaeuser Co.	60,629	1,898,900
WP Carey, Inc. (d)	11,486	754,975
		57,111,226
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	32,309	996,410
Forest City Enterprises, Inc. Class A (a)	18,721	358,882
Howard Hughes Corp. (a)	4,594	668,059
Jones Lang LaSalle, Inc.	5,163	638,663
Realogy Holdings Corp. (a)	16,895	621,060
		3,283,074
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	61,583	$ 600,434
Nationstar Mortgage Holdings, Inc. (a)	2,355	71,851
New York Community Bancorp, Inc. (d)	51,107	811,579
Ocwen Financial Corp. (a)	12,304	371,212
People's United Financial, Inc.	35,535	515,968
TFS Financial Corp. (a)	8,653	116,642
		2,487,686
TOTAL FINANCIALS		142,980,051
HEALTH CARE - 10.7%
Biotechnology - 1.3%
Alkermes PLC (a)	16,710	714,520
Alnylam Pharmaceuticals, Inc. (a)	7,568	409,050
BioMarin Pharmaceutical, Inc. (a)	16,867	1,042,718
Cubist Pharmaceuticals, Inc.	8,735	531,962
Incyte Corp. (a)	16,703	794,562
Intercept Pharmaceuticals, Inc. (a)	1,420	329,951
Medivation, Inc. (a)	8,842	656,342
Myriad Genetics, Inc. (a)(d)	8,521	307,608
Pharmacyclics, Inc. (a)(d)	7,030	846,693
Seattle Genetics, Inc. (a)(d)	11,520	405,504
United Therapeutics Corp. (a)	5,546	504,353
Vertex Pharmaceuticals, Inc. (a)	27,235	2,421,464
		8,964,727
Health Care Equipment & Supplies - 2.6%
Alere, Inc. (a)	9,401	376,040
Align Technology, Inc. (a)	9,442	511,851
Boston Scientific Corp. (a)	152,456	1,948,388
C.R. Bard, Inc.	8,789	1,311,582
CareFusion Corp. (a)	23,898	1,046,493
DENTSPLY International, Inc.	16,286	755,996
Edwards Lifesciences Corp. (a)	12,168	1,098,162
Hill-Rom Holdings, Inc.	6,518	256,809
Hologic, Inc. (a)(d)	27,777	724,146
IDEXX Laboratories, Inc. (a)	5,917	736,548
Intuitive Surgical, Inc. (a)	4,227	1,934,064
ResMed, Inc. (d)	16,203	838,343
Sirona Dental Systems, Inc. (a)(d)	6,666	534,613
St. Jude Medical, Inc.	32,745	2,134,647
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Teleflex, Inc.	4,788	$ 515,859
The Cooper Companies, Inc.	5,524	888,701
Varian Medical Systems, Inc. (a)	11,981	984,239
Zimmer Holdings, Inc.	19,338	1,935,154
		18,531,635
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	26,018	2,001,044
Brookdale Senior Living, Inc. (a)	18,551	642,792
Cardinal Health, Inc.	39,209	2,809,325
Catamaran Corp. (a)	23,861	1,086,531
Centene Corp. (a)	6,669	480,768
Cigna Corp.	30,960	2,787,638
Community Health Systems, Inc. (a)	13,332	635,936
DaVita HealthCare Partners, Inc. (a)	20,475	1,442,259
Envision Healthcare Holdings, Inc.	9,238	330,259
HCA Holdings, Inc. (a)	37,653	2,459,117
Health Net, Inc. (a)	9,139	376,435
Henry Schein, Inc. (a)	9,830	1,142,738
Humana, Inc.	17,840	2,098,876
Laboratory Corp. of America Holdings (a)(d)	9,786	1,014,710
LifePoint Hospitals, Inc. (a)	5,070	363,620
MEDNAX, Inc. (a)	11,581	685,364
Omnicare, Inc.	11,429	714,313
Patterson Companies, Inc.	9,798	382,220
Premier, Inc.	3,575	101,173
Quest Diagnostics, Inc. (d)	16,675	1,018,843
Tenet Healthcare Corp. (a)	11,303	596,459
Universal Health Services, Inc. Class B	10,256	1,093,290
VCA Antech, Inc. (a)	10,065	375,324
		24,639,034
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	20,463	325,771
athenahealth, Inc. (a)	4,372	543,877
Cerner Corp. (a)	34,371	1,897,279
IMS Health Holdings, Inc. (d)	8,510	222,111
Veeva Systems, Inc. Class A	4,325	102,935
		3,091,973
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	38,406	2,154,193
Bio-Rad Laboratories, Inc. Class A (a)	2,362	271,606
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	12,809	$ 291,149
Charles River Laboratories International, Inc. (a)	5,510	298,697
Covance, Inc. (a)	6,645	557,648
Illumina, Inc. (a)	14,799	2,366,508
Mettler-Toledo International, Inc. (a)	3,367	865,790
PerkinElmer, Inc.	13,104	605,667
QIAGEN NV (a)(d)	26,957	658,560
Quintiles Transnational Holdings, Inc. (a)	6,445	354,024
Techne Corp.	4,215	393,344
Waters Corp. (a)	9,783	1,011,954
		9,829,140
Pharmaceuticals - 1.6%
Endo Health Solutions, Inc. (a)	17,573	1,178,797
Hospira, Inc. (a)	19,296	1,070,349
Jazz Pharmaceuticals PLC (a)	6,851	957,290
Mallinckrodt PLC (a)	6,744	469,517
Mylan, Inc. (a)	43,072	2,126,465
Perrigo Co. PLC	15,426	2,320,842
Questcor Pharmaceuticals, Inc.	7,030	632,489
Salix Pharmaceuticals Ltd. (a)	7,314	964,790
Zoetis, Inc. Class A	57,740	1,900,223
		11,620,762
TOTAL HEALTH CARE		76,677,271
INDUSTRIALS - 13.0%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	3,683	478,532
BE Aerospace, Inc. (a)	12,142	1,033,770
Exelis, Inc.	21,645	364,502
Hexcel Corp. (a)	11,172	416,157
Huntington Ingalls Industries, Inc.	5,696	517,880
L-3 Communications Holdings, Inc.	9,943	1,043,617
Rockwell Collins, Inc.	15,623	1,144,697
Spirit AeroSystems Holdings, Inc. Class A (a)	13,920	453,374
Textron, Inc.	32,222	1,171,914
TransDigm Group, Inc.	6,110	1,025,991
Triumph Group, Inc.	5,948	376,806
		8,027,240
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (d)	17,117	$ 1,154,713
Expeditors International of Washington, Inc.	22,780	983,640
		2,138,353
Airlines - 0.9%
Alaska Air Group, Inc.	15,852	697,012
Copa Holdings SA Class A	3,848	584,396
Southwest Airlines Co.	79,577	2,250,438
Spirit Airlines, Inc. (a)	8,397	549,332
United Continental Holdings, Inc. (a)	43,060	1,997,553
		6,078,731
Building Products - 0.6%
A.O. Smith Corp.	8,610	402,087
Allegion PLC	11,141	572,982
Armstrong World Industries, Inc. (a)	5,165	251,432
Fortune Brands Home & Security, Inc.	19,266	728,062
Lennox International, Inc.	5,689	485,385
Masco Corp.	41,181	856,565
Owens Corning	13,643	464,544
USG Corp. (a)(d)	10,615	280,767
		4,041,824
Commercial Services & Supplies - 1.4%
ADT Corp. (d)	20,115	700,002
Cintas Corp.	11,614	727,036
Clean Harbors, Inc. (a)(d)	6,920	398,800
Copart, Inc. (a)	13,092	437,011
Covanta Holding Corp. (d)	12,323	251,636
Iron Mountain, Inc.	19,789	663,129
KAR Auction Services, Inc.	16,217	475,320
Pitney Bowes, Inc.	23,382	632,717
R.R. Donnelley & Sons Co.	22,766	395,218
Republic Services, Inc.	30,564	1,159,293
Rollins, Inc.	7,521	212,920
Stericycle, Inc. (a)	9,755	1,147,676
Tyco International Ltd.	53,115	2,291,912
Waste Connections, Inc.	14,357	679,660
		10,172,330
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	11,492	390,153
Chicago Bridge & Iron Co. NV	11,386	675,418
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	18,355	$ 1,337,529
Foster Wheeler AG	11,525	379,864
Jacobs Engineering Group, Inc. (a)	15,287	776,732
KBR, Inc.	16,758	346,220
Quanta Services, Inc. (a)	24,676	826,399
URS Corp.	7,960	455,869
		5,188,184
Electrical Equipment - 0.8%
Acuity Brands, Inc.	4,988	535,063
AMETEK, Inc.	28,278	1,376,856
Babcock & Wilcox Co.	12,569	390,142
Hubbell, Inc. Class B	6,840	799,870
Regal-Beloit Corp.	5,144	361,572
Rockwell Automation, Inc.	15,966	1,782,764
SolarCity Corp. (a)(d)	4,840	346,205
		5,592,472
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	7,410	592,948
Roper Industries, Inc.	11,501	1,656,949
		2,249,897
Machinery - 3.8%
AGCO Corp.	10,852	528,601
Allison Transmission Holdings, Inc.	15,404	451,029
Colfax Corp. (a)	11,001	692,733
Crane Co.	5,557	381,266
Donaldson Co., Inc.	16,531	641,237
Dover Corp.	19,157	1,642,904
Flowserve Corp.	15,845	1,173,164
Graco, Inc.	7,041	522,090
IDEX Corp.	9,308	705,733
Ingersoll-Rand PLC	31,153	1,831,485
ITT Corp.	10,468	481,214
Joy Global, Inc. (d)	11,572	685,757
Kennametal, Inc.	8,954	378,575
Lincoln Electric Holdings, Inc.	9,310	618,556
Manitowoc Co., Inc. (d)	15,604	414,442
Middleby Corp. (a)	6,617	482,115
Navistar International Corp. (a)(d)	6,352	223,400
Nordson Corp.	7,450	560,017
Oshkosh Truck Corp.	9,835	454,574
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	40,874	$ 2,545,224
Pall Corp.	12,668	981,390
Parker Hannifin Corp.	17,135	1,969,668
Pentair PLC	22,320	1,430,042
Snap-On, Inc.	6,718	807,504
SPX Corp.	5,082	503,779
Stanley Black & Decker, Inc.	17,971	1,571,564
Terex Corp.	12,758	440,279
Timken Co.	9,301	412,034
Toro Co.	6,559	389,145
Trinity Industries, Inc.	17,862	779,498
Valmont Industries, Inc. (d)	3,109	452,764
WABCO Holdings, Inc. (a)	6,543	637,812
Wabtec Corp.	11,128	897,807
Xylem, Inc.	21,229	749,171
		27,436,573
Marine - 0.1%
Kirby Corp. (a)	6,569	765,026
Professional Services - 1.0%
Dun & Bradstreet Corp.	4,290	472,029
Equifax, Inc.	14,064	1,070,130
IHS, Inc. Class A (a)	7,854	1,031,780
Manpower, Inc.	9,202	716,744
Nielsen Holdings B.V.	32,436	1,495,624
Robert Half International, Inc.	15,884	772,757
Towers Watson & Co.	7,494	764,538
Verisk Analytics, Inc. (a)	19,187	1,151,987
		7,475,589
Road & Rail - 1.0%
AMERCO	831	218,686
Avis Budget Group, Inc. (a)(d)	12,160	683,270
Con-way, Inc.	6,510	321,269
Genesee & Wyoming, Inc. Class A (a)	6,026	600,973
Hertz Global Holdings, Inc. (a)	51,615	1,456,575
J.B. Hunt Transport Services, Inc.	10,603	819,188
Kansas City Southern	12,719	1,387,134
Landstar System, Inc.	5,107	337,726
Old Dominion Freight Lines, Inc. (a)	7,278	462,007
Ryder System, Inc.	6,167	531,164
		6,817,992
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 1.0%
Air Lease Corp. Class A	11,821	$ 407,233
Fastenal Co. (d)	34,214	1,517,391
GATX Corp.	5,243	325,066
HD Supply Holdings, Inc. (a)	12,078	307,023
MRC Global, Inc. (a)	11,613	311,577
MSC Industrial Direct Co., Inc. Class A	5,519	470,716
Now, Inc. (d)	12,228	393,619
United Rentals, Inc. (a)(d)	11,215	1,187,669
Veritiv Corp. (a)	909	36,285
W.W. Grainger, Inc.	6,719	1,579,973
WESCO International, Inc. (a)(d)	5,169	405,715
		6,942,267
TOTAL INDUSTRIALS		92,926,478
INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.0%
Arris Group, Inc. (a)	14,533	496,593
Brocade Communications Systems, Inc.	49,616	456,963
CommScope Holding Co., Inc.	7,093	174,772
EchoStar Holding Corp. Class A (a)	4,903	248,582
F5 Networks, Inc. (a)(d)	8,744	984,487
Harris Corp.	12,296	839,448
JDS Uniphase Corp. (a)	26,374	313,059
Juniper Networks, Inc.	54,669	1,286,908
Motorola Solutions, Inc.	25,878	1,647,911
Palo Alto Networks, Inc. (a)	6,006	485,645
Riverbed Technology, Inc. (a)	18,287	327,337
		7,261,705
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	18,114	1,742,023
Arrow Electronics, Inc. (a)(d)	11,534	668,395
Avnet, Inc.	16,035	678,762
AVX Corp.	5,313	72,257
CDW Corp.	9,891	305,533
Dolby Laboratories, Inc. Class A (a)(d)	5,447	243,154
FLIR Systems, Inc.	16,414	546,258
Ingram Micro, Inc. Class A (a)	17,949	515,136
IPG Photonics Corp. (a)	3,791	255,324
Jabil Circuit, Inc.	23,194	462,952
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Knowles Corp. (a)	9,689	$ 281,756
National Instruments Corp.	11,341	361,097
Tech Data Corp. (a)	4,352	273,262
Trimble Navigation Ltd. (a)(d)	30,112	930,461
Vishay Intertechnology, Inc.	15,462	227,755
Zebra Technologies Corp. Class A (a)	5,833	467,048
		8,031,173
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	20,530	1,211,681
AOL, Inc. (a)	9,104	350,959
CoStar Group, Inc. (a)	3,832	550,773
Equinix, Inc. (a)(d)	5,795	1,243,143
IAC/InterActiveCorp	8,616	578,995
LinkedIn Corp. (a)	12,030	2,173,099
Pandora Media, Inc. (a)	23,742	596,399
Rackspace Hosting, Inc. (a)	13,540	410,127
Twitter, Inc.	55,225	2,495,618
VeriSign, Inc. (a)(d)	13,938	753,349
Yelp, Inc. (a)	5,790	388,856
Zillow, Inc. (a)(d)	3,589	515,129
		11,268,128
IT Services - 2.7%
Alliance Data Systems Corp. (a)(d)	6,247	1,638,526
Amdocs Ltd.	18,425	835,390
Booz Allen Hamilton Holding Corp. Class A	8,462	188,195
Broadridge Financial Solutions, Inc.	13,975	564,171
Computer Sciences Corp.	16,687	1,041,102
CoreLogic, Inc. (a)	10,469	284,757
DST Systems, Inc.	3,444	310,201
Fidelity National Information Services, Inc.	33,120	1,867,968
Fiserv, Inc. (a)	28,697	1,769,744
FleetCor Technologies, Inc. (a)	9,563	1,269,871
Gartner, Inc. Class A (a)	10,417	712,731
Genpact Ltd. (a)	18,207	320,443
Global Payments, Inc.	8,298	574,802
Jack Henry & Associates, Inc.	9,777	570,488
Leidos Holdings, Inc.	7,313	270,142
Paychex, Inc.	37,468	1,536,563
Sabre Corp.	5,302	100,632
Teradata Corp. (a)(d)	18,200	767,312
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co. (d)	62,153	$ 1,085,813
Total System Services, Inc.	19,407	621,024
Vantiv, Inc. (a)	14,409	472,327
VeriFone Systems, Inc. (a)	12,885	431,776
Xerox Corp.	134,600	1,784,796
		19,018,774
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(d)	70,346	275,053
Altera Corp.	36,088	1,180,799
Analog Devices, Inc.	36,196	1,796,407
Applied Materials, Inc.	140,298	2,940,650
Atmel Corp. (a)	48,785	400,037
Avago Technologies Ltd.	28,790	1,997,450
Broadcom Corp. Class A	61,652	2,358,806
Cree, Inc. (a)(d)	14,088	665,376
First Solar, Inc. (a)(d)	8,460	533,911
Freescale Semiconductor, Inc. (a)(d)	11,971	239,659
KLA-Tencor Corp.	19,121	1,366,960
Lam Research Corp.	18,695	1,308,650
Linear Technology Corp.	27,236	1,202,061
Marvell Technology Group Ltd.	46,867	625,206
Maxim Integrated Products, Inc.	32,624	956,209
Microchip Technology, Inc. (d)	23,109	1,040,367
NVIDIA Corp.	64,367	1,126,423
ON Semiconductor Corp. (a)	51,146	437,810
Skyworks Solutions, Inc.	21,858	1,109,512
SunEdison, Inc. (a)	30,897	617,940
SunPower Corp. (a)	5,217	191,620
Teradyne, Inc.	22,515	410,223
Xilinx, Inc.	30,925	1,271,945
		24,053,074
Software - 3.2%
Activision Blizzard, Inc.	57,114	1,278,211
ANSYS, Inc. (a)	10,706	823,720
Autodesk, Inc. (a)	26,236	1,399,691
CA Technologies, Inc.	36,960	1,067,405
Cadence Design Systems, Inc. (a)(d)	33,515	564,057
Citrix Systems, Inc. (a)	18,895	1,279,758
Concur Technologies, Inc. (a)(d)	5,521	513,232
Electronic Arts, Inc. (a)	36,257	1,218,235
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
FactSet Research Systems, Inc. (d)	4,895	$ 588,036
FireEye, Inc. (d)	9,764	346,622
Fortinet, Inc. (a)	15,612	383,275
Informatica Corp. (a)	12,795	405,857
Intuit, Inc.	32,701	2,680,501
MICROS Systems, Inc. (a)	8,625	583,309
NetSuite, Inc. (a)(d)	4,737	399,376
Nuance Communications, Inc. (a)(d)	30,303	550,909
Parametric Technology Corp. (a)	13,797	496,140
Red Hat, Inc. (a)	21,845	1,269,631
Rovi Corp. (a)	11,003	257,140
ServiceNow, Inc. (a)(d)	16,633	978,020
SolarWinds, Inc. (a)	7,480	307,727
Solera Holdings, Inc.	7,998	511,872
Splunk, Inc. (a)	13,653	641,964
Symantec Corp.	79,728	1,886,364
Synopsys, Inc. (a)	17,928	677,141
Tableau Software, Inc. (a)	4,344	282,360
TIBCO Software, Inc. (a)	18,541	357,841
Workday, Inc. Class A (a)(d)	10,813	906,562
Zynga, Inc. (a)	82,279	240,255
		22,895,211
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corp. (a)(d)	12,687	635,999
Diebold, Inc.	7,568	285,162
Lexmark International, Inc. Class A	7,054	338,804
NCR Corp. (a)	19,418	600,987
NetApp, Inc.	38,233	1,484,970
SanDisk Corp.	26,066	2,390,513
Stratasys Ltd. (a)(d)	5,707	573,782
Western Digital Corp.	25,665	2,562,137
		8,872,354
TOTAL INFORMATION TECHNOLOGY		101,400,419
MATERIALS - 5.8%
Chemicals - 2.7%
Airgas, Inc.	8,588	918,229
Albemarle Corp.	9,217	565,371
Ashland, Inc.	8,985	940,280
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cabot Corp.	7,489	$ 392,349
Celanese Corp. Class A	17,986	1,046,965
CF Industries Holdings, Inc.	6,004	1,503,041
Cytec Industries, Inc.	4,088	412,275
Eastman Chemical Co.	17,317	1,364,233
FMC Corp.	15,358	1,001,649
Huntsman Corp.	23,332	607,799
International Flavors & Fragrances, Inc.	9,373	946,579
NewMarket Corp.	1,045	404,415
Platform Specialty Products Corp. (a)	9,685	239,316
Rayonier Advanced Materials, Inc.	4,804	155,938
Rockwood Holdings, Inc.	8,379	661,438
RPM International, Inc.	15,393	680,063
Sherwin-Williams Co.	9,907	2,043,121
Sigma Aldrich Corp.	13,646	1,370,331
The Mosaic Co.	38,543	1,777,218
The Scotts Miracle-Gro Co. Class A	5,095	271,054
Valspar Corp.	9,760	732,488
W.R. Grace & Co. (a)	8,815	802,165
Westlake Chemical Corp.	4,678	408,810
		19,245,127
Construction Materials - 0.3%
Eagle Materials, Inc.	5,800	526,756
Martin Marietta Materials, Inc.	7,136	886,505
Vulcan Materials Co.	15,063	950,927
		2,364,188
Containers & Packaging - 1.1%
Aptargroup, Inc.	7,525	459,778
Avery Dennison Corp.	10,895	514,353
Ball Corp.	15,992	979,670
Bemis Co., Inc.	11,634	453,842
Crown Holdings, Inc. (a)	15,960	742,938
Greif, Inc. Class A	3,652	183,257
MeadWestvaco Corp.	19,342	808,496
Owens-Illinois, Inc. (a)	19,081	595,136
Packaging Corp. of America	11,324	749,196
Rock-Tenn Co. Class A	8,273	822,584
Sealed Air Corp.	24,947	801,298
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc.	5,028	$ 247,478
Sonoco Products Co.	11,730	459,112
		7,817,138
Metals & Mining - 1.3%
Alcoa, Inc.	135,158	2,215,240
Allegheny Technologies, Inc.	12,574	473,411
Carpenter Technology Corp.	6,044	327,222
Cliffs Natural Resources, Inc. (d)	17,465	304,764
Compass Minerals International, Inc.	3,818	328,424
Newmont Mining Corp.	57,528	1,433,022
Nucor Corp.	36,829	1,849,552
Reliance Steel & Aluminum Co.	9,060	618,345
Royal Gold, Inc.	7,455	563,374
Steel Dynamics, Inc.	25,472	540,261
Tahoe Resources, Inc. (a)	9,550	253,038
TimkenSteel Corp. (a)	4,650	202,322
United States Steel Corp.	16,520	553,255
		9,662,230
Paper & Forest Products - 0.4%
Domtar Corp.	7,484	268,825
International Paper Co.	49,907	2,370,583
		2,639,408
TOTAL MATERIALS		41,728,091
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
Frontier Communications Corp. (d)	115,776	758,333
Level 3 Communications, Inc. (a)	20,766	913,289
TW Telecom, Inc. (a)	15,923	648,703
Windstream Holdings, Inc. (d)	69,656	798,258
		3,118,583
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	14,859	1,588,873
Telephone & Data Systems, Inc.	9,789	244,725
U.S. Cellular Corp. (a)(d)	1,436	56,133
		1,889,731
TOTAL TELECOMMUNICATION SERVICES		5,008,314
Common Stocks - continued
	Shares	Value
UTILITIES - 5.7%
Electric Utilities - 2.1%
Edison International	37,544	$ 2,057,411
Entergy Corp.	20,684	1,506,416
FirstEnergy Corp.	48,465	1,512,593
Great Plains Energy, Inc.	17,572	435,610
Hawaiian Electric Industries, Inc. (d)	11,584	273,614
ITC Holdings Corp.	18,239	658,428
Northeast Utilities	36,480	1,601,472
OGE Energy Corp.	23,065	829,187
Pepco Holdings, Inc.	28,921	776,529
Pinnacle West Capital Corp.	12,835	686,544
PPL Corp.	72,867	2,403,882
Westar Energy, Inc. (d)	14,726	530,725
Xcel Energy, Inc.	57,739	1,778,361
		15,050,772
Gas Utilities - 0.4%
AGL Resources, Inc.	13,794	712,322
Atmos Energy Corp.	11,596	560,319
National Fuel Gas Co.	9,694	668,014
Questar Corp.	19,982	444,400
UGI Corp.	13,230	642,184
		3,027,239
Independent Power Producers & Energy Traders - 0.5%
Calpine Corp. (a)	48,818	1,075,949
NRG Energy, Inc.	38,866	1,203,291
The AES Corp.	83,581	1,221,118
		3,500,358
Multi-Utilities - 2.5%
Alliant Energy Corp.	12,821	724,387
Ameren Corp.	28,012	1,077,061
CenterPoint Energy, Inc.	49,487	1,203,524
CMS Energy Corp.	31,140	900,880
Consolidated Edison, Inc.	33,674	1,888,775
DTE Energy Co.	20,339	1,501,425
Integrys Energy Group, Inc.	9,223	604,660
MDU Resources Group, Inc.	22,160	698,262
NiSource, Inc.	36,214	1,364,544
Public Service Enterprise Group, Inc.	58,318	2,051,044
SCANA Corp.	16,427	835,806
Sempra Energy	28,171	2,808,930
TECO Energy, Inc.	24,841	433,724
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Vectren Corp.	9,703	$ 369,587
Wisconsin Energy Corp.	26,023	1,134,082
		17,596,691
Water Utilities - 0.2%
American Water Works Co., Inc.	20,621	985,065
Aqua America, Inc.	20,757	493,601
		1,478,666
TOTAL UTILITIES		40,653,726
TOTAL COMMON STOCKS (Cost $606,001,150)		704,297,101
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 12/11/14 to 3/5/15 (e) (Cost $399,902)	$ 400,000	399,913
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	7,770,162	7,770,162
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	52,683,679	52,683,679
TOTAL MONEY MARKET FUNDS (Cost $60,453,841)		60,453,841
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $666,854,893)		765,150,855
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(50,120,806)
NET ASSETS - 100%		$ 715,030,049
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
78 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2014	$ 10,668,840	$ (184,540)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,913.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,167
Fidelity Securities Lending Cash Central Fund	68,593
Total	$ 70,760
Other Information

The following is a summary of the inputs used, as of July 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 118,482,775	$ 118,482,775	$ -	$ -
Consumer Staples	38,526,357	38,526,357	-	-
Energy	45,913,619	45,913,619	-	-
Financials	142,980,051	142,980,051	-	-
Health Care	76,677,271	76,677,271	-	-
Industrials	92,926,478	92,926,478	-	-
Information Technology	101,400,419	101,400,419	-	-
Materials	41,728,091	41,728,091	-	-
Telecommunication Services	5,008,314	5,008,314	-	-
Utilities	40,653,726	40,653,726	-	-
U.S. Government and Government Agency Obligations	399,913	-	399,913	-
Money Market Funds	60,453,841	60,453,841	-	-
Total Investments in Securities:	$ 765,150,855	$ 764,750,942	$ 399,913	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (184,540)	$ (184,540)	$ -	$ -
Income Tax Information

At July 31, 2014, the cost of investment securities for income tax purposes was $668,122,153. Net unrealized appreciation aggregated $97,028,702, of which $114,431,867 related to appreciated investment securities and $17,403,165 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2014